As filed with the Securities and Exchange Commission on March 16, 2007
                                                Securities Act File No. 333-
                                        Investment Company Act File No. 811-

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                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                      ------------------------------------

                                    FORM N-2

                      ------------------------------------

       [x] Registration Statement under the Securities Act of 1933
             [ ] Pre-Effective Amendment No.
             [ ] Post-Effective Amendment No.
                                  and/or
       [x] Registration Statement under the Investment Company Act of 1940
             [ ] Amendment No.

                      ------------------------------------

                 BLACKROCK INTERNATIONAL GROWTH AND INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

                      ------------------------------------

                              100 Bellevue Parkway
                           Wilmington, Delaware 19809
                    (Address of Principal Executive Offices)
                                 (800) 882-0052
              (Registrant's telephone number, including area code)

                           Robert S. Kapito, President
                 BlackRock International Growth and Income Trust
                               40 East 52nd Street
                            New York, New York 10022
                     (Name and Address of Agent for Service)

                            -------------------------

                                   Copies to:
                            Michael K. Hoffman, Esq.
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                Four Times Square
                            New York, New York 10036

                            -------------------------

                  Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

                            -------------------------

        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                       Proposed Maximum      Proposed Maximum        Amount of
Title of Securities    Amount Being     Offering Price      Aggregate Offering      Registration
  Being Registered     Registered         per Unit               Price                  Fee
  ----------------     ----------         --------               -----                  ---


Common Shares, $.001   50,000 shares        $20.00           $1,000,000(1)             $30.70
    par value

      (1) Estimated solely for the purpose of calculating the registration fee.


                           -------------------------

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine. 6

                              Subject to Completion
                       Preliminary Prospectus dated       , 2007

P R O S P E C T U S                                                    BLACKROCK
-------------------
                                                             Shares

                 BLACKROCK INTERNATIONAL GROWTH AND INCOME TRUST

                                  Common Shares

                                $20.00 per share

         Investment Objectives. BlackRock International Growth and Income Trust (the "Trust") is a newly organized, diversified, closed-end management investment company. The Trust's primary investment objective is to seek current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies of any market capitalization located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains. There can be no assurance that the Trust will achieve its investment objectives.

         No Prior History. Because the Trust is newly organized, its shares have no history of public trading. Shares of closed-end investment companies frequently trade at a discount from their net asset value. This risk may be greater for investors expecting to sell their shares in a relatively short period after completion of the public offering. The Trust anticipates that its common shares will be listed on the New York Stock Exchange under the symbol "."

                                                        (continued on next page)

             Investing in the common shares involves certain risks.
                    See "Risks" on page of this prospectus.

                    ---------------------------------------

                                              Per Share    Total(1)
                                              ---------    -----
  Public offering price                       $            $
  Sales load(2)                               $            $
  Estimated offering expenses(3)              $            $
  Proceeds, after expenses, to the Trust(4)   $            $

(1) The Trust has granted the underwriters an option to purchase up to additional common shares at the public offering price, less the sales load, within 45 days of the date of this prospectus solely to cover overallotments, if any. If such option is exercised in full, the public offering price, sales load, estimated offering expenses and proceeds, after expenses, to the Trust will be $ , $ , $ and $ , respectively. See "Underwriting."

(2) BlackRock Advisors, LLC may pay certain qualifying underwriters a marketing and structuring fee, additional compensation, or a sales incentive fee in connection with the offering. BlackRock Advisors, LLC may pay commissions to employees of its affiliates that participate in the marketing of the Trust's common shares. See "Underwriting."

(3) The offering expenses paid by the Trust (other than the sales load), when added to the Trust's organizational costs, will not exceed an aggregate of $ per share of the Trust's common shares sold in this offering. This $ per common share amount may include a reimbursement of BlackRock Advisors, LLC's expenses incurred in connection with this offering. BlackRock Advisors, LLC has agreed to pay such offering expenses (and not organizational costs) of the Trust to the extent offering expenses (other than sales load), when added to the Trust's organizational expenses, exceed $ per share of the Trust's common shares. The aggregate offering expenses (other than sales load) to be incurred by the Trust are estimated to be $ (including amounts paid by BlackRock Advisors, LLC on behalf of the Trust).

(4) The Trust will pay its organizational expenses in full out of its seed capital prior to completion of this offering.

                                  -----------

         Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

         The common shares will be ready for delivery on or about , 2007.

                                  -----------

                     The date of this prospectus is , 2007.

                         (continued from previous page)

         Investment Advisor. The Trust's investment advisor is BlackRock Advisors, LLC ("BlackRock Advisors" or the "Advisor") and the Trust's sub-advisor is BlackRock Capital Management, Inc. (the "Sub-Advisor"). We sometimes refer to the Advisor and the Sub-Advisor collectively as "BlackRock" or the "Advisors."

         Investment Policies. Under normal market conditions, the Trust will invest at least 80% of its total assets in equity securities issued by companies of any market capitalization located in countries throughout the world. Equity securities in which the Trust anticipates investing include common stocks, preferred stocks, convertible securities, warrants, depository receipts and equity interests in real estate investment trusts ("REITs").

         The Trust seeks to generate current dividends and income by investing in common stocks that pay dividends. The Trust will seek income a portion of which is classified as "qualified dividend income," which is dividend income that is eligible to be taxed at a maximum U.S. federal income tax rate of generally 15%. The Trust's investment strategies (for example, entering into options on securities) may cause dividends realized by the Trust to not constitute qualified dividend income. The lower U.S. federal tax rates generally apply to dividend income from taxable domestic corporations and certain qualified foreign corporations received on or before December 31, 2010, provided that holding period and other requirements are met by both the Trust and the shareholder.

         The Trust may invest up to 50% of its total assets in equity securities of issuers located in emerging market countries. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe. The Trust may invest up to 20% of its total assets in equity securities of issuers located in the United States. Under normal market conditions, the Trust will invest in the equity securities of issuers located in at least different countries, including the United States, and initially expects to invest in issuers located in approximately countries.

         As part of its investment strategy, the Trust intends to write (sell) covered call and put options on individual common stocks, stock indices and stock sectors. The Trust may utilize over-the-counter ("OTC") options to a significant extent in order to employ its option strategy. This option strategy is intended to generate current gains from option premiums as a means to enhance distributions payable to the Trust's shareholders. As the Trust writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.

         You should read this prospectus, which contains important information about the Trust, before deciding whether to invest in the common shares, and retain it for future reference. A Statement of Additional Information, dated???, 2007, containing additional information about the Trust, has been filed with the Securities and Exchange Commission and, as amended from time to time, is incorporated by reference in its entirety into this prospectus. You can review the table of contents of the Statement of Additional Information on page of this prospectus. You may request a free copy of the Statement of Additional Information by calling (800) 882-0052 or by writing to the Trust, or obtain a copy (and other information regarding the Trust) from the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Call (202) 551-8090 for information. The Securities and Exchange Commission charges a fee for copies. You can get the same information free from the Securities and Exchange Commission's web site (http://www.sec.gov). You may also e-mail requests for these documents to publicinfo@sec.gov or make a request in writing to the Securities and Exchange Commission's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102. The Trust does not post a copy of the Statement of Additional Information on its web site because the Trust's common shares are not continuously offered, which means the Statement of Additional Information will not be updated after completion of this offering and the information contained in the Statement of Additional Information will become outdated. The Trust's annual and semi-annual reports, when produced, will be available at the Trust's web site (http://www.blackrock.com).

         The Trust's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

                                TABLE OF CONTENTS
                                                                           Page
                                                                          -----
Prospectus Summary............................................................2
Summary of Trust Expenses....................................................10
The Trust....................................................................11
Use of Proceeds..............................................................11
The Trust's Investments......................................................11
Risks........................................................................18
How the Trust Manages Risk...................................................23
Management of The Trust......................................................24
Net Asset Value..............................................................25
Distributions................................................................25
Dividend Reinvestment Plan...................................................26
Description of Common Shares.................................................27
Anti-Takeover Provisions in the Agreement and Declaration of Trust...........28
Closed-End Fund Structure....................................................29
Repurchase of Common Shares..................................................30
Tax Matters..................................................................30
Underwriting.................................................................32
Custodian and Transfer Agent.................................................34
Legal Opinions...............................................................34
[Other Information]..........................................................34
Table of Contents for the Statement of Additional Information................35

                              ---------------------

         You should rely only on the information contained or incorporated by reference in this prospectus. We have not, and the underwriters have not, authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. We are not, and the underwriters are not, making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted. You should assume that the information in this prospectus is accurate only as of the date of this prospectus. Our business, financial condition and prospects may have changed since that date.

                               PROSPECTUS SUMMARY

         This is only a summary of certain information contained in this prospectus relating to BlackRock International Growth and Income Trust. This summary may not contain all of the information that you should consider before investing in our common shares. You should review the more detailed information contained in this prospectus and in the Statement of Additional Information.

The Trust

         BlackRock International Growth and Income Trust is a diversified, closed-end management investment company with no operating history. Throughout the prospectus, we refer to BlackRock International Growth and Income Trust simply as the "Trust" or as "we," "us" or "our." See "The Trust."


The Offering

         The Trust is offering common shares of beneficial interest at $20.00 per share through a group of underwriters led by . The common shares of beneficial interest are called "common shares" in the rest of this prospectus. You must purchase at least 100 common shares ($2,000) in order to participate in this offering. The Trust has given the underwriters an option to purchase up to
           additional common shares to cover orders in excess of         common
shares. BlackRock Advisors has agreed to pay offering costs (other than sales load) to the extent that offering costs (other than sales load) and organizational expenses exceed $.04 per common share. See "Underwriting."


Investment Objectives

         The Trust's primary investment objective is to seek current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies of any market capitalization located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains. There can be no assurance that the Trust will achieve its investment objectives. See "The Trust's Investments."


Investment Policies

         Under normal market conditions, the Trust will invest at least 80% of its total assets in equity securities issued by companies of any market capitalization located in countries throughout the world. Equity securities in which the Trust anticipates investing include common stocks, preferred stocks, convertible securities, warrants, depository receipts and equity interests in REITs.

         The Trust seeks to generate current dividends and income by investing in equity securities that pay dividends. The Trust will seek income a portion of which is classified as "qualified dividend income," which is dividend income that is eligible to be taxed at a maximum U.S. federal income tax rate of generally 15%. The Trust's investment strategies (for example, entering into options on securities) may cause dividends realized by the Trust to not constitute qualified dividend income. The lower U.S. federal tax rates generally apply to dividend income from taxable domestic corporations and certain qualified foreign corporations received on or before December 31, 2010, provided that holding period and other requirements are met by both the Trust and the shareholder. See "Risks--Dividend Risk" and "Tax Matters."

         The Trust may invest in companies located anywhere in the world. The Trust may invest up to 50% of its total assets in equity securities of issuers located in emerging market countries. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe. The Trust may invest up to 20% of its total assets in equity securities of issuers located in the United States.

         Under normal market conditions, the Trust will invest in the equity securities of issuers located in at least different countries, including the United States, and initially expects to invest in issuers located in approximately countries. Application of the Trust's investment philosophy may, from time to time, cause the Trust to invest a significant portion of its assets in a particular country or region of the world. The Trust will invest in securities of non-U.S. issuers that are U.S. dollar-based and non-U.S. dollar-based on a hedged or unhedged basis. The Trust may enter into foreign currency transactions, including forward foreign currency contracts, currency swaps, options on currency and currency futures, on a hedged or unhedged basis in order to seek total return.

         As part of its investment strategy, the Trust intends to write (sell) covered call and put options on individual common stocks, stock indices and stock sectors. The Trust may utilize OTC options to a significant extent in order to employ its option strategy. This option strategy is intended to generate current gains from option premiums as a means to enhance distributions payable to the Trust's shareholders. As the Trust writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.

         A call option written by the Trust on a security is "covered" if the Trust owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, the Trust's custodian segregates sufficient cash or other assets determined to be liquid by the Advisor (in accordance with procedures established by the board of trustees)) upon conversion or exchange of other securities held by the Trust. A call option is also covered if the Trust holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Trust in segregated assets determined to be liquid by the Advisor as described above.

         A put option written by the Trust on a security is "covered" if the Trust segregates or earmarks assets determined to be liquid by the Advisor (in accordance with procedures established by the board of trustees) equal to the exercise price. A put option is also covered if the Trust holds a put on the same security as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Trust in segregated or earmarked assets determined to be liquid by the Advisor as described above.

         An index or sector-oriented option is considered "covered" if the Trust maintains with its custodian assets determined to be liquid in an amount equal to the contract value of the applicable basket of securities. An index or sector call option also is covered if the Trust holds a call on the same basket of securities as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Trust in segregated assets determined to be liquid. An index or sector put option also is covered if the Trust holds a put on the same basket of securities as the put written where the exercise price of the put held is (i) equal to or more than the exercise price of the put written or (ii) less than the exercise price of the put written, provided the difference is maintained by the Trust in segregated assets determined to be liquid. Because index and sector options both refer to options on baskets of securities and generally have similar characteristics, we refer to these types of options collectively as "index options."

         Under normal market conditions, the Trust generally intends to write
covered call and put options with respect to approximately   % to   % of its
total assets, although this percentage may vary from time to time with market conditions. Initially, the Trust anticipates writing covered call and put
options with respect to approximately   % of its total assets. As the Trust
writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.

         The Trust may hold or have exposure to equity securities of issuers of any size, including small and medium capitalization companies, and to issuers in any industry or sector. The Trust will not invest 25% or more of its total assets in securities of issuers in any single industry.

         Although not intended to be a significant element in the Trust's investment strategy, from time to time the Trust may use various other investment techniques, including futures, swaps and other derivatives transactions, for hedging and risk management purposes or to enhance total return. See "The Trust's Investments--Portfolio Composition--Strategic Transactions." The Trust may also lend securities and engage in short sales of securities.

         The Trust currently does not intend to issue indebtedness or preferred shares for investment purposes.

Investment Advisor

         The Trust's investment advisor is BlackRock Advisors. In addition, the Sub-Advisor will provide certain day-to-day investment management services to the Trust. BlackRock Advisors will receive an annual fee, payable monthly, in an amount equal to % of the average daily value of the Trust's net assets. BlackRock Advisors will pay a sub-advisory fee to the Sub-Advisor equal to % of the management fee received by the Advisor. See "Management of the Trust."

         As of December 31, 2006, BlackRock Advisors and its affiliated entities managed approximately $282 billion in equity securities. BlackRock has an experienced team of portfolio managers and research analysts.

Distributions

         Commencing with the Trust's initial dividend, the Trust intends to make regular monthly cash distributions of all or a portion of its investment company taxable income to common shareholders. We expect to declare the initial monthly dividend on the Trust's common shares within approximately 45 days after completion of this offering and to pay that initial monthly dividend approximately 60 to 90 days after completion of this offering. The Trust will distribute to common shareholders annually at least 90% of its investment company taxable income.

         Various factors will affect the level of the Trust's current income and current gains, such as its asset mix and the Trust's use of options. To permit the Trust to maintain more stable monthly distributions, the Trust may from time to time distribute less than the entire amount of income and gains earned in a particular period. The undistributed income and gains would be available to supplement future distributions. As a result, the distributions paid by the Trust for any particular monthly period may be more or less than the amount of income and gains actually earned by the Trust during that period. Undistributed income and gains will add to the Trust's net asset value and, correspondingly, distributions from undistributed income and gains will deduct from the Trust's net asset value. See "Distributions."

         Shareholders will automatically have all dividends and distributions reinvested in common shares issued by the Trust or common shares of the Trust purchased in the open market in accordance with the Trust's dividend reinvestment plan, unless an election is made to receive cash. See "Dividend Reinvestment Plan."

Listing

         The Trust anticipates that its common shares will be listed on the New York Stock Exchange under the symbol " ." See "Description of Common Shares."

Custodian and Transfer Agent

                    will serve as the Trust's custodian and transfer agent. See "Custodian and Transfer Agent."

Market Price of Shares

         Common shares of closed-end investment companies frequently trade at prices lower than their net asset value. Common shares of closed-end investment companies like the Trust that invest primarily in equity securities have during some periods traded at prices higher than their net asset value and during other periods traded at prices lower than their net asset value. The Trust cannot assure you that its common shares will trade at a price higher than or equal to net asset value. The Trust's net asset value will be reduced immediately following this offering by the sales load and the amount of the offering expenses paid by the Trust. See "Use of Proceeds." In addition to net asset value, the market price of the Trust's common shares may be affected by such factors as dividend levels, which are in turn affected by expenses, dividend stability, liquidity and market supply and demand. See "Risks," "Description of Common Shares" and the section of the Statement of Additional Information with the heading "Repurchase of Common Shares." The common shares are designed primarily for long-term investors; you should not purchase common shares of the Trust if you intend to sell them shortly after purchase.

Special Risk Considerations

         No Operating History. The Trust is a diversified, closed-end management investment company with no operating history.

         Market Discount Risk. Shares of closed-end management investment companies frequently trade at a discount from their net asset value.

         Investment and Market Risk. An investment in the Trust's common shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in common shares represents an indirect investment in the securities owned by the Trust, substantially all of which are traded on securities exchanges or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Because the Trust normally intends to sell call options on a portion of its common stock portfolio, the

Trust's appreciation potential from equity market performance will be more limited than if the Trust did not engage in selling call options. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Trust dividends and distributions.

         Common Stock Risk. The Trust will have exposure to common stocks. Although common stocks have historically generated higher average total returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and may significantly under-perform relative to fixed income securities during certain periods. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Trust. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Trust has exposure. Common stock prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

         Dividend Risk. Dividends on common stock are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the common stocks in which the Trust invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. The Trust will seek that income a portion of which is classified as "qualified dividend income," which is dividend income that is eligible to be taxed at a maximum U.S. federal income tax rate of generally 15%. In general, there can be no assurance as to the percentage (if any) of distributions on the common shares that will qualify for taxation to individual common shareholders as "qualified dividend income." In addition, the Trust's investment strategies, including, for example, entering into options on securities, may cause dividends received by the Trust to not constitute qualified dividend income. Qualified dividend income received by individual common shareholders is taxed at long-term capital gains rates (currently at a maximum rate of 15%) provided certain holding period and other requirements are satisfied by the Trust and the recipient common shareholders. The special tax treatment afforded to qualified dividend income is set to end as of December 31, 2010. Higher tax rates will apply beginning in 2011 unless further legislative action is taken by Congress. See "Tax Matters."

         Non-U.S. Securities Risk.? Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to, (i) fluctuations in foreign exchange rates; (ii) future foreign economic, financial, political and social developments; (iii) different legal systems;
(iv) the possible imposition of exchange controls or other foreign governmental laws or restrictions, including expropriation; (v) lower trading volume; (vi) much greater price volatility and illiquidity of certain non-U.S. securities markets; (vii) different trading and settlement practices; (viii) less governmental supervision; (ix) changes in currency exchange rates; (x) high and volatile rates of inflation; (xi) fluctuating interest rates; (xii) less publicly available information; and (xiii) different accounting, auditing and financial recordkeeping standards and requirements.

         Certain countries in which the Trust may invest, especially emerging market countries, historically have experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of: (i) the possibility of expropriation or nationalization of assets; (ii) confiscatory taxation; (iii) difficulty in obtaining or enforcing a court judgment; (iv) economic, political or social instability; and (v) diplomatic developments that could affect investments in those countries.

         Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust's net asset value or current income could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain investments in non-U.S. securities also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as (i) growth of gross domestic product; (ii) rates of inflation;
(iii) capital reinvestment; (iv) resources; (v) self sufficiency; and (vi) balance of payments position.

         As a result of these potential risks, the Advisors may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Trust may invest in countries in which foreign investors, including the Advisors, have had no or limited prior experience.

         Emerging Markets Risk.?Investing in securities of issuers based in underdeveloped or emerging markets entails all of the risks of investing in securities of non-U.S. issuers to a heightened degree. "Emerging market countries" generally include every nation in the world except developed countries, that is the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in lack of liquidity and an increase in price volatility; and (iii) certain national policies that may restrict the Trust's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

         Foreign Currency Risk. Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities owned by the Trust, the unrealized appreciation or depreciation of investments and gains on and income from investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, the Trust may enter into foreign currency transactions in an attempt to enhance total return which may further expose the Trust to the risks of foreign currency movements and other risks. The use of foreign currency transactions can result in the Trust incurring losses as a result of the imposition of exchange controls, suspension of settlements or the inability of the Trust to deliver or receive a specified currency.

         Risks Associated with the Trust's Option Strategy. The ability of the Trust to achieve its primary investment objective of seeking current income and current gains is partially dependent on the successful implementation of its option strategy. Risks that may adversely affect the ability of the Trust to successfully implement its option strategy include the following:

         Risks Associated with Options on Securities. There are several risks associated with transactions in options on securities used in connection with the Trust's option strategy. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         As the writer of a covered call option, the Trust forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Trust writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

         When the Trust writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Trust could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Trust received when it wrote the option. While the Trust's potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Trust risks a loss equal to the entire exercise price of the option minus the put premium.

         Exchange-Listed Option Risks. There can be no assurance that a liquid market will exist when the Trust seeks to close out an option position on an options exchange. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. If the Trust were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

         The hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked to market daily and their value will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Trust's capital appreciation potential on the underlying security.

         Over-the-Counter Option Risk. The Trust may write (sell) unlisted ("OTC" or "over-the-counter") options to a significant extent. Options written by the Trust with respect to non-U.S. securities, indices or sectors generally will be OTC options. OTC options differ from exchange-listed options in that they are two-party contracts, with exercise price, premium and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-listed options. The counterparties to these transactions typically will be major international banks, broker-dealers and financial institutions. The Trust may be required to treat as illiquid securities being used to cover certain written OTC options. The OTC options written by the Trust will not be issued, guaranteed or cleared by the Options Clearing Corporation. In addition, the Trust's ability to terminate the OTC options may be more limited than with exchange-traded options. Banks, broker-dealers or other financial institutions participating in such transaction may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the counterparty, the Trust may be unable to liquidate an OTC option position.

         Index Option Risk. The Trust may sell index call and put options from time to time. The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the option on or before the expiration date. The purchaser of an index put option has the right to any depreciation in the value of the index below the exercise price of the option on or before the expiration date. Because the exercise of an index option is settled in cash, sellers of index call options, such as the Trust, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Trust will lose money if it is required to pay the purchaser of an index option the difference between the cash value of the index on which the option was written and the exercise price and such difference is greater than the premium received by the Trust for writing the option. The value of index options written by the Trust, which will be priced daily, will be affected by changes in the value and dividend rates of the underlying common stocks in the respective index, changes in the actual or perceived volatility of the stock market and the remaining time to the options' expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller. Distributions paid by the Trust on its common shares may be derived in part from the net index option premiums it receives from selling index call and put options, less the cost of paying settlement amounts to purchasers of the options that exercise their options. Net index option premiums can vary widely over the short term and long term.

         Tax Risk. Income on options on individual stocks will not be recognized by the Trust for tax purposes until an option is exercised, lapses or is subject to a "closing transaction" (as defined by applicable regulation) pursuant to which the Trust's obligations with respect to the option are otherwise terminated. If the option lapses without exercise or is otherwise subject to a closing transaction, the premiums received by the Trust from the writing of such options will generally be characterized as short-term capital gain. If an option written by the Trust is exercised, the Trust may recognize taxable gain depending on the exercise price of the option, the option premium, and the fair market value of the security underlying the option. The character of any such gain as short-term or long-term capital gain will depend on the holding period of the Trust in the underlying security. In general, dividends received by shareholders of the Trust that are attributable to short-term capital gains recognized by the Trust from its option writing activities will be taxed to such shareholders as ordinary income and will not be eligible for the reduced tax rate applicable to qualified dividend income.

         Options on stock indices and stock sectors will generally be "marked-to-market" for U.S. federal income tax purposes. As a result, the Trust will generally recognize gain or loss on the last day of each taxable year equal to the difference between the value of the option on that date and the adjusted basis of the option. The adjusted basis of the option will consequently be increased by such gain or decreased by such loss. Any gain or loss with respect to such options will be treated as short term capital gain or loss to the extent of 40% of such gain or loss, and long term capital gain or loss to the extent of 60% of such gain or loss. Because the mark-to-market rules may cause the Trust to recognize gain in advance of the receipt of actual income, the Trust may be required to dispose of investments in order to meet its distribution requirements.

         Small and Mid-Capitalization Stock Risk. The Trust may invest in companies with small, medium and large capitalizations. Smaller and medium company stocks can be more volatile than, and perform differently from, larger company stocks. There may be less trading in a smaller or medium company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller and medium companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller or medium company's stock price than is the case for a larger company. As a result, the purchase or sale of more than a limited number of shares of a small or medium company may affect its market price. The Trust may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public.

         Investments in Unseasoned Companies. The Trust may invest in the securities of smaller, less seasoned companies. These investments may present greater opportunities for growth, but also involve greater risks than customarily are associated with investments in securities of more established companies. Some of the companies in which the Trust may invest will be start-up companies which may have insubstantial operational or earnings history or may have limited products, markets, financial resources or management depth. Some may also be emerging companies at the research and development stage with no products or technologies to market or approved for marketing. Securities of emerging companies may lack an active secondary market and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or stock market averages in general. Competitors of certain companies may have substantially greater financial resources than many of the companies in which the Trust may invest.

         Short Sales Risk. Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the short seller to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.

         Securities Lending Risk. The Trust may lend its portfolio securities to banks or dealers which meet the creditworthiness standards established by the board of trustees of the Trust. Securities lending is subject to the risk that loaned securities may not be available to the Trust on a timely basis and the Trust may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Trust that occurs during the term of the loan would be borne by the Trust and would adversely affect the Trust's performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. These risks may be greater for non-U.S. securities.

         Strategic Transactions Risk. The Trust may engage in various other portfolio strategies, including futures, swaps and other derivatives transactions ("Strategic Transactions"), for hedging and risk management purposes or to enhance total return. Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the Advisors' ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes.

         Portfolio Turnover Risk. The Trust will engage in portfolio trading as dictated by its investment strategy, regardless of any income tax consequences or brokerage costs to shareholders. Although the Trust cannot accurately predict its annual portfolio turnover rate, it may be greater than 100%. There are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Trust's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Trust. High portfolio turnover may result in the realization of net short term capital gains by the Trust which, when distributed to shareholders, will be taxable as ordinary income. Market Disruption and Geopolitical Risk. The aftermath of the war in Iraq and the continuing occupation of Iraq, instability in the Middle East and terrorist attacks in the United States and around the world may have resulted in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Trust does not know how long the securities markets will continue to be affected by these events and cannot predict the effects of the occupation or similar events in the future on the U.S. economy and securities markets. Given the risks described above, an investment in the common shares may not be appropriate for all investors. You should carefully consider your ability to assume these risks before making an investment in the Trust.

         Anti-Takeover Provisions. The Trust's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value.

                            SUMMARY OF TRUST EXPENSES

         The following table shows Trust expenses as a percentage of net assets attributable to common shares:

Shareholder Transaction Expenses


                                                                            Percentage of
                                                                            Offering Price
                                                                            --------------
Sales load paid by you (as a percentage of offering price)......................4.50%
Offering expenses borne by the Trust (as a percentage of offering price)(1).....0.20%
Dividend reinvestment plan fees(2)..............................................None


Annual Expenses


                                                                  Percentage of Net Assets
                                                                Attributable to Common Shares
                                                              ----------------------------------
Management Fees...............................................                         %
Other Expenses................................................                         %
                                                              ----------------------------------
Total Annual Expenses.........................................                         %
                                                              ==================================

 -----------------------------------------------
    (1) The Trust will pay and expense its organizational costs in full out of its seed capital prior to completion of this offering. BlackRock Advisors has agreed to pay offering costs, and not organization costs, of the Trust (other than the sales load) that, when added to the
         Trust's organizational costs, exceed $ per common share (   % of the
         offering price). Assuming an offering of 10 million common shares for
         $200 million, the total offering costs are estimated to be $   ,$    of
         which will be borne by the Trust (after taking into account
         organizational costs) and $    of which will be paid by BlackRock
         Advisors.
    (2) You will be charged a $2.50 service charge and pay brokerage charges if you direct the Plan Agent (as defined below) to sell your common shares held in a dividend reinvestment account.

         The purpose of the table above and the example below is to help you understand all fees and expenses that you, as a holder of common shares, would bear directly or indirectly. The expenses shown in the table under "Other Expenses" and "Total Annual Expenses" are based on estimated amounts for the Trust's first full year of operations and assume that the Trust issues common shares. If the Trust issues fewer common shares, all other things being equal, these expenses, as a percentage of the Trust's net assets attributable to common shares, would increase. See "Management of the Trust" and "Dividend Reinvestment Plan."

         The following example* illustrates the expenses (including the offering expenses borne by the Trust and the sales load of $45) that you would pay on a $1,000 investment in common shares, assuming (1) total annual expenses of % of net assets, and (2) a 5% annual return:

                                                               10
                               1 Year    3 Years    5 Years   Years
                               ------    -------    -------   -----
Total Expenses Incurred        $         $          $          $


--------------------
    * The example should not be considered a representation of future expenses. The example assumes that the estimated "Other Expenses" set forth in the Annual Expenses table are accurate, and that all dividends and distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Trust's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

                                   THE TRUST

         The Trust is a newly organized, diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Trust was organized as a Delaware statutory trust on March 13 , 2007, pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware. The Trust has no operating history. The Trust's principal office is located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and its telephone number is (800) 882-0052.

                                 USE OF PROCEEDS

         The net proceeds of this offering of common shares will be
approximately $   ($   if the underwriters exercise the over-allotment option in
full) after payment of the estimated offering costs. The Trust will invest the net proceeds of this offering in accordance with the Trust's investment objectives and policies as stated below. We currently anticipate that the Trust will be able to invest primarily in equity securities that meet the Trust's investment objectives and policies within approximately three months after the completion of this offering. Pending such investment, it is anticipated that the proceeds will be invested in short-term debt securities.

                             THE TRUST'S INVESTMENTS

Investment Objectives and Policies

         The Trust's primary investment objective is to seek current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve its objectives by investing primarily in equity securities issued by companies of any market capitalization located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains. There can be no assurance that the Trust will achieve its investment objectives.

         Under normal market conditions, the Trust will invest at least 80% of its total assets in equity securities issued by companies of any market capitalization located in countries throughout the world. Equity securities in which the Trust anticipates investing include common stocks, preferred stocks, convertible securities, warrants, depository receipts and equity interests in REITs.

         The Trust seeks to generate current dividends and income by investing in equity securities that pay dividends. The Trust will seek income a portion of which is classified as "qualified dividend income," which is dividend income that is eligible to be taxed at a maximum U.S. federal income tax rate of generally 15%. The lower U.S. federal tax rates generally apply to dividend income from taxable domestic corporations and certain qualified foreign corporations received on or before December 31, 2010, provided that holding period and other requirements are met by both the Trust and the shareholder. See "Risks--Dividend Risk" and "Tax Matters."

         The Trust may invest in companies located anywhere in the world. The Trust may invest up to 50% of its total assets in equity securities of issuers located in emerging market countries. Emerging market countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most countries in Western Europe. The Trust may invest up to 20% of its total assets in equity securities of issuers located in the United States.

         Under normal market conditions, the Trust will invest in the equity securities of issuers located in at least different countries, including the United States, and initially expects to invest in issuers located in approximately countries. Application of the Trust's investment philosophy may, from time to time, cause the Trust to invest a significant portion of its assets in a particular country or region of the world. The Trust will invest in securities of non-U.S. issuers that are U.S. dollar-based and non-U.S. dollar-based on a hedged or unhedged basis. The Trust may enter into foreign currency transactions, including forward foreign currency contracts, currency swaps, options on currency and currency futures, on a hedged or unhedged basis in order to seek total return.

         As part of its investment strategy, the Trust intends to write (sell) covered call and put options on individual common stocks, stock indices and stock sectors. The Trust may utilize OTC options to a significant extent in order to employ its option strategy. This option strategy is intended to generate current gains from option premiums as a means to enhance distributions payable to the Trust's shareholders. As the Trust writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.

         A call option written by the Trust on a security is "covered" if the Trust owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, the Trust's custodian segregates sufficient cash or other assets determined to be liquid by the Advisor (in accordance with procedures established by the board of trustees)) upon conversion or exchange of other securities held by the Trust. A call option is also covered if the Trust holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Trust in segregated assets determined to be liquid by the Advisor as described above.

         A put option written by the Trust on a security is "covered" if the Trust segregates or earmarks assets determined to be liquid by the Advisor (in accordance with procedures established by the board of trustees) equal to the exercise price. A put option is also covered if the Trust holds a put on the same security as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Trust in segregated or earmarked assets determined to be liquid by the Advisor as described above.

         An index or sector-oriented option is considered "covered" if the Trust maintains with its custodian assets determined to be liquid in an amount equal to the contract value of the applicable basket of securities. An index or sector call option also is covered if the Trust holds a call on the same basket of securities as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Trust in segregated assets determined to be liquid. An index or sector put option also is covered if the Trust holds a put on the same basket of securities as the put written where the exercise price of the put held is (i) equal to or more than the exercise price of the put written or (ii) less than the exercise price of the put written, provided the difference is maintained by the Trust in segregated assets determined to be liquid. Because index and sector options both refer to options on baskets of securities and generally have similar characteristics, we refer to these types of options collectively as "index options."

         Under normal market conditions, the Trust generally intends to write
covered call options with respect to approximately   % to   % of its total
assets, although this percentage may vary from time to time with market conditions. Initially, the Trust anticipates writing covered call options with
respect to approximately   % of its total assets. As the Trust writes covered
calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.

         The Trust may hold or have exposure to equity securities of issuers of any size, including small and medium capitalization companies, and to issuers in any industry or sector. The Trust will not invest 25% or more of its total assets in securities of issuers in any single industry.

     Although not intended to be a significant element in the Trust's investment strategy, from time to time the Trust may use certain Strategic Transactions, including futures, swaps and other derivatives transactions, for hedging and risk management purposes or to enhance total return. See "The Trust's Investments--Portfolio Composition--Strategic Transactions." The Trust may also lend securities and engage in short sales of securities.

         Although the Agreement and Declaration of Trust of the Trust provides that the board of trustees of the Trust may authorize the Trust to issue preferred shares or incur indebtedness, the Trust currently does not intend to issue preferred shares or incur indebtedness for investment purposes.

         The percentage limitations set forth in this prospectus apply at the time of investment, and the Trust will not be required to sell securities because of subsequent changes in market values.

         For a more complete discussion of the Trust's portfolio composition, see "The Trust's Investments--Portfolio Composition."

Investment Philosophy

         In selecting equity investments for the Trust, BlackRock will combine a bottom-up strategy with a macroeconomic overlay. BlackRock will utilize quantitative multi-factor screens to narrow the investment universe. Analyzing 83 sub-industry groups on an ongoing basis, BlackRock will assess their relative attractiveness and will then seek companies within favored industries that have above-average earnings potential. BlackRock will sell a security when an industry or company exhibits fundamental deterioration or when other potential investments become more attractive. BlackRock's investment style for the Trust favors growth stocks, although it is expected to remain competitive with its core benchmarks when market conditions favor value stocks.

Portfolio Composition

         The Trust's portfolio will be composed principally of the following investments. A more detailed description of the Trust's investment policies and restrictions and more detailed information about the Trust's portfolio investments are contained in the Statement of Additional Information.

         Equity Securities. The Trust intends to invest primarily in equity securities, including common and preferred stocks, convertible securities, warrants and depository receipts and equity interests in REITs. The Trust seeks to generate current dividends and income by investing in common stocks that pay dividends. Common stock represents an equity ownership interest in a company. The Trust may hold or have exposure to common stocks of issuers of any size, including small and medium capitalization stocks, and to issuers in any industry or sector. Because the Trust will ordinarily have substantial exposure to common stocks, historical trends would indicate that the Trust's portfolio and investment returns will be subject at times, and over time, to higher levels of volatility and market and issuer-specific risk than if it invested exclusively in debt securities. The Trust will also employ a strategy, as described below, of writing covered call and put options on common stocks.

         For more information regarding preferred stocks, convertible securities, warrants and depository receipts and REITs, see "Investment Policies and Techniques--Equity Securities" in the Statement of Additional Information.

         Non-U.S. Securities. The Trust will invest in non-U.S. securities, which may include securities denominated in U.S. dollars or in non-U.S. currencies or multinational currency units. The Trust may invest in non-U.S. securities of so-called emerging market issuers. For purposes of the Trust, a company is deemed to be a non-U.S. company if it meets any of the following tests: (i) such company was not organized in the United States; (ii) the principal trading market for such company's securities is not located in the United States; (iii) less than 50% of such company's assets are located in the United States; or (iv) 50% or more of such issuer's revenues are derived from outside the United States. Non-U.S. securities markets generally are not as developed or efficient as those in the United States. Securities of some non-U.S. issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most non-U.S. securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

         Because evidences of ownership of such securities usually are held outside the United States, the Trust would be subject to additional risks with respect to its investments in non-U.S. securities, which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions that might adversely affect or restrict the payment of principal and interest on the non-U.S. securities to investors located outside the country of the issuer, whether from currency blockage or otherwise.

         Since non-U.S. securities may be purchased with and payable in foreign currencies, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

         Forward Foreign Currency Contracts. The Trust may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered into. Forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Trust may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Trust intends to acquire. The Trust may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency. The Trust may also use forward currency contracts to shift the Trust's exposure to foreign currency exchange rate changes from one currency to another. For example, if the Trust owns securities denominated in a foreign currency and the Advisors believe that currency will decline relative to another currency, the Trust might enter into a forward currency contract to sell the appropriate amount of the first foreign currency with payment to be made in the second currency. The Trust may also purchase forward currency contracts to enhance income when the Advisors anticipate that the foreign currency will appreciate in value but securities denominated in that currency do not present attractive investment opportunities. The Trust may also use forward currency contracts to offset against a decline in the value of existing investments denominated in a foreign currency. Such a transaction would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Trust could also enter into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Trust's existing investments are denominated. This type of transaction could offer advantages in terms of cost, yield or efficiency, but may not offset currency exposure as effectively as a simple forward currency transaction to sell U.S. dollars. This type of transaction may result in losses if the currency sold does not perform similarly to the currency in which the Trust's existing investments are denominated. The Trust may also use forward currency contracts in one currency or a basket of currencies to attempt to offset against fluctuations in the value of securities denominated in a different currency if the Advisor anticipates that there will be a correlation between the two currencies.

         The cost to the Trust of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Trust enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Trust will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Trust might be unable to close out a forward currency contract. In either event, the Trust would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or liquid assets in a segregated account. The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Trust might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term strategy is highly uncertain.

         Options In General. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or "strike" price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Certain options, known as "American style" options may be exercised at any time during the term of the option. Other options, known as "European style" options, may be exercised only on the expiration date of the option.

         If an option written by the Trust expires unexercised, the Trust realizes on the expiration date a capital gain equal to the premium received by the Trust at the time the option was written. If an option purchased by the Trust expires unexercised, the Trust realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Trust desires. The Trust may sell call or put options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the call or put option when purchased. The Trust will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Trust will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Trust will realize a capital gain or, if it is less, the Trust will realize a capital loss. Net gains from the Trust's option strategy will be short-term capital gains which, for U.S. federal income tax purposes, will constitute net investment company taxable income.

         Call Options and Covered Call Writing. The Trust will follow a strategy known as "covered call option writing," which is a strategy designed to generate current gains from option premiums as a means to enhance distributions payable to the Trust's shareholders. As the Trust writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.

         A call option written by the Trust on a security is "covered" if the Trust owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Advisor (in accordance with procedures established by the board of trustees) in such amount are segregated by the Trust's custodian) upon conversion or exchange of other securities held by the Trust. A call option is also covered if the Trust holds a call on the same security as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Trust in segregated assets determined to be liquid by the Advisor as described above. The Trust may not sell "naked" call options on individual securities, i.e., options representing more shares of the stock than are held in the Trust's portfolio.

         The standard contract size for a single option is 100 shares of the common stock. There are four items needed to identify any option: (1) the underlying security, (2) the expiration month, (3) the strike price and (4) the type (call or put). For example, ten XYZ Co. October 40 call options provide the right to purchase 1,000 shares of XYZ Co. on or before October 21, 2005 at $40 per share. A call option whose strike price is above the current price of the underlying stock is called "out-of-the-money." Most of the options that will be sold by the Trust are expected to be out-of-the-money, allowing for potential appreciation in addition to the proceeds from the sale of the option. An option whose strike price is below the current price of the underlying stock is called "in-the-money" and will be sold by the Trust as a defensive measure to protect against a possible decline in the underlying stock.

         The following is a conceptual example of a covered call transaction, making the following assumptions: (1) a common stock currently trading at $37.15 per share; (2) a six-month call option is written with a strike price of $40 (i.e., 7.7% higher than the current market price); and (3) the writer receives $2.45 (or 6.6%) of the common stock's value as premium income. This example is not meant to represent the performance of any actual common stock, option contract or the Trust itself. Under this scenario, before giving effect to any change in the price of the stock, the covered-call writer receives the premium, representing 6.6% of the common stock's value, regardless of the stock's performance over the six-month period until option expiration. If the stock remains unchanged, the option will expire and there would be a 6.6% return for the 6-month period. If the stock were to decline in price by 6.6%, the strategy would "break-even" thus offering no gain or loss. If the stock were to climb to a price of $40 or above, the option would be exercised and the stock would return 7.7% coupled with the option premium of 6.6% for a total return of 14.3%. Under this scenario, the investor would not benefit from any appreciation of the stock above $40, and thus be limited to a 14.3% total return. The premium income from writing the call option serves to offset some of the unrealized loss on the stock in the event that the price of the stock declines, but if the stock were to decline more than 6.6% under this scenario, the investor's downside protection is eliminated and the stock could eventually become worthless.

         For conventional listed call options, the option's expiration date can be up to nine months from the date the call options are first listed for trading. Longer-term call options can have expiration dates up to three years from the date of listing. It is anticipated that most options that are written against Trust stock holdings will be repurchased prior to the option's expiration date, generating a gain or loss in the options. If the options were not to be repurchased, the option holder would exercise their rights and buy the stock from the Trust at the strike price if the stock traded at a higher price than the strike price. In general, the Trust intends to continue to hold its common stocks rather than allowing them to be called away by the option holders.

         Put Options. Put options are contracts that give the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option at a specified exercise price at any time during the term of the option. These strategies may produce a considerably higher return than the Trust's primary strategy of covered call writing, but involve a higher degree of risk and potential volatility.

         The Trust will write (sell) put options on individual securities only if the put option is "covered." A put option written by the Trust on a security is "covered" if the Trust segregates or earmarks assets determined to be liquid by the Advisor, as described above, equal to the exercise price. A put option is also covered if the Trust holds a put on the same security as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Trust in segregated or earmarked assets determined to be liquid by the Advisor, as described above.

         The following is a conceptual example of a put transaction, making the following assumptions: (1) a common stock currently trading at $37.15 per share;
(2) a six-month put option written with a strike price of $35.00 (i.e., 94.2% of the current market price); and (3) the writer receives $1.10 or 2.95% of the common stock's value as premium income. This example is not meant to represent the performance of any actual common stock, option contract or the Trust itself. Under this scenario, before giving effect to any change in the price of the stock, the put writer receives the premium, representing 2.95% of the common stock's value, regardless of the stock's performance over the six-month period until the option expires. If the stock remains unchanged, appreciates in value or declines less than 5.8% in value, the option will expire and there would be a 2.95% return for the six-month period. If the stock were to decline by 5.8% or more, the Trust would lose an amount equal to the amount by which the stock's price declined minus the premium paid to the Trust. The stock's price could lose its entire value, in which case the Trust would lose $33.90 ($35.00 minus $1.10).

         Options on Indices. The Trust may sell call and put options on stock indices. Options on an index differ from options on individual securities because (i) the exercise of an index option requires cash payments and does not involve the actual purchase or sale of securities, (ii) the holder of an index option has the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater, in the case of a call, or less, in the case of a put, than the exercise price of the option and (iii) index options reflect price-fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.

         As the seller of an index call or put option, the Trust receives cash (the premium) from the purchaser. The purchaser of an index call option has the right to any appreciation in the value of the index over a fixed price (the exercise price) on or before a certain date in the future (the expiration date). The purchaser of an index put option has the right to any depreciation in the value of the index below a fixed price (the exercise price) on or before a certain date in the future (the expiration date). The Trust, in effect, agrees to sell the potential appreciation (in the case of a call) or accept the potential depreciation (in the case of a put) in the value of the relevant index in exchange for the premium. If, at or before expiration, the purchaser exercises the call or put option sold by the Trust, the Trust will pay the purchaser the difference between the cash value of the index and the exercise price of the index option. The premium, the exercise price and the market value of the index determine the gain or loss realized by the Trust as the seller of the index call or put option.

         The Trust may execute a closing purchase transaction with respect to an index option it has sold and sell another option (with either a different exercise price or expiration date or both). The Trust's objective in entering into such a closing transaction will be to optimize net index option premiums. The cost of a closing transaction may reduce the net index option premiums realized from the sale of the index option.

         The Trust will cover its obligations when it sells index options. An index option is considered "covered" if the Trust maintains with its custodian assets determined to be liquid in an amount equal to the contract value of the index. An index call option also is covered if the Trust holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Trust in segregated assets determined to be liquid. An index put option also is covered if the Trust holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or more than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Trust in segregated assets determined to be liquid.

         Limitation on Option Writing Strategy. Under normal market conditions, the Trust generally intends to write covered call and put options with respect to approximately % to % of its total assets, although this percentage may vary from time to time with market conditions. Initially, the Trust anticipates writing covered call and put options with respect to approximately % of its total assets. As the Trust writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited.

         The number of covered call and put options on securities the Trust can write is limited by the total assets the Trust holds, and further limited by the fact that all options represent 100 share lots of the underlying common stock. The Trust will not write "naked" or uncovered call or put options. Furthermore, the Trust's exchange-listed option transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Trust may write or purchase may be affected by options written or purchased by other investment advisory clients of the Advisor. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

         Short Sales. The Trust may make short sales of securities. A short sale is a transaction in which the Trust sells a security it does not own in anticipation that the market price of that security will decline. The Trust may make short sales for risk management purposes, to maintain portfolio flexibility or to enhance total return.

         When the Trust makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Trust may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

         The Trust's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. Government securities or other liquid securities. The Trust will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Trust on such security, the Trust may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

         If the price of the security sold short increases between the time of the short sale and the time the Trust replaces the borrowed security, the Trust will incur a loss; conversely, if the price declines, the Trust will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Trust's gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited.

         The Trust will not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of its total assets or the Trust's aggregate short sales of a particular class of securities of an issuer exceeds 25% of the issuer's outstanding securities of that class. The Trust may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security.

         Securities Lending and Delayed Settlement Transactions. The Trust may lend the securities it owns to others, which allows the Trust the opportunity to earn additional income. Although the Trust will require the borrower of the securities to post collateral for the loan in accordance with market practice and the terms of the loan will require that the Trust be able to reacquire the loaned securities if certain events occur, the Trust is still subject to the risk that the borrower of the securities may default, which could result in the Trust losing money, which would result in a decline in the Trust's net asset value. The Trust may also purchase securities for delayed settlement. This means that the Trust is generally obligated to purchase the securities at a future date for a set purchase price, regardless of whether the value of the securities is more or less than the purchase price at the time of settlement.

         Strategic Transactions. In addition to the option strategy discussed above, the Trust may, but is not required to, use the Strategic Transactions described below for hedging and risk management purposes or to enhance total return. These Strategic Transactions are generally accepted under modern portfolio management and are regularly used by many mutual funds, closed-end funds and other institutional investors. Although the Advisors seek to use Strategic Transactions to further the Trust's investment objectives, no assurance can be given that they will be successful.

         The Trust may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity indices and other financial instruments, purchase and sell financial futures contracts and options thereon and engage in swaps. The Trust also may purchase derivative instruments that combine features of these instruments. Collectively, all of the above are referred to as "Strategic Transactions." The Trust generally seeks to use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Trust's portfolio, protect the value of the Trust's portfolio, facilitate the sale of certain securities for investment purposes, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Trust may use Strategic Transactions to enhance potential gain although the Trust will commit variation margin for Strategic Transactions that involve futures contracts only in accordance with the rules of the Commodity Futures Trading Commission.

         Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the Advisors' ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment, or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes. A more complete discussion of Strategic Transactions and their risks is contained in the Trust's Statement of Additional Information.

         Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period. During the period in which the net proceeds of this offering of common shares are being invested, during periods in which the Advisors determine that they are temporarily unable to follow the Trust's investment strategy or that it is impractical to do so or pending re-investment of proceeds received in connection with the sale of a security, the Trust may deviate from its investment strategy and invest all or any portion of its assets in cash, cash equivalents or short-term debt instruments. See "Investment Policies and Techniques--Cash Equivalents and Short-Term Debt Securities" in the Statement of Additional Information.

         The Advisor's determination that they are temporarily unable to follow the Trust's investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Trust's investment strategy is extremely limited or absent. In such a case, shares of the Trust may be adversely affected and the Trust may not pursue or achieve its investment objectives. The Advisors currently anticipate that these are the only circumstances in which the Trust will invest in short-term debt securities.

                                      RISKS

No Operating History

         The Trust is a diversified, closed-end management investment company with no operating history.

Market Discount Risk

         As with any stock, the price of the Trust's shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Net asset value will be reduced immediately following the initial offering by the amount of the sales load and organizational and offering expenses paid by the Trust. Common shares are designed for long-term investors and should not be treated as trading vehicles. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. The Trust's shares may trade at a price that is less than the initial offering price. This risk may be greater for investors who sell their shares in a relatively short period of time after completion of the initial offering. The Trust may utilize leverage, which magnifies the stock market risk.

Investment and Market Risk

     An investment in the Trust's common shares is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in common shares represents an indirect investment in the securities owned by the Trust, substantially all of which are traded on securities exchanges or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Trust dividends and distributions.

Common Stock Risk

         The Trust will have exposure to common stocks. Although common stocks have historically generated higher average total returns than fixed income securities over the long-term, common stocks also have experienced significantly more volatility in those returns and in certain periods have significantly under-performed relative to fixed income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Trust. Also, the price of common stocks is sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Trust has exposure. Common stock prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Interest rates recently have been rising and it is possible that they will rise further.

Dividend Risk

         The Trust seeks to generate current dividends and income by investing in common stocks that pay dividends. Dividends on common stock are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the common stocks in which the Trust invests will declare dividends in the future or that if declared they will remain at current levels or increase over time. The Trust will seek income a portion of which is classified as "qualified dividend income," which is dividend income that is eligible to be taxed at a maximum U.S. federal income tax rate of generally 15%. In general, there can be no assurance as to the percentage (if any) of distributions on the common shares that will qualify for taxation to individual common shareholders as "qualified dividend income." In addition, the Trust's investment strategies, including, for example, entering into options on securities, may cause dividends received by the Trust to not constitute qualified dividend income. Qualified dividend income received by individual common shareholders is taxed at long-term capital gains rates (currently at a maximum rate of 15%) provided certain holding period and other requirements are satisfied by the Trust and the recipient common shareholders. The special tax treatment afforded to qualified dividend income is set to end as of December 31, 2010. Higher tax rates will apply beginning in 2011 unless further legislative action is taken by Congress. See "Tax Matters."

Non-U.S. Securities Risk

         Investing in non-U.S. securities involves certain risks not involved in domestic investments, including, but not limited to, (i) fluctuations in foreign exchange rates; (ii) future foreign economic, financial, political and social developments; (iii) different legal systems; (iv) the possible imposition of exchange controls or other foreign governmental laws or restrictions, including expropriation; (v) lower trading volume; (vi) much greater price volatility and illiquidity of certain non-U.S. securities markets; (vii) different trading and settlement practices; (viii) less governmental supervision; (ix) changes in currency exchange rates; (x) high and volatile rates of inflation; (xi) fluctuating interest rates; (xii) less publicly available information; and
(xiii) different accounting, auditing and financial recordkeeping standards and requirements.

         Certain countries in which the Trust may invest, especially emerging market countries, historically have experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty and instability. The cost of servicing external debt will generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. In addition, with respect to certain foreign countries, there is a risk of: (i) the possibility of expropriation or nationalization of assets; (ii) confiscatory taxation; (iii) difficulty in obtaining or enforcing a court judgment; (iv) economic, political or social instability; and (v) diplomatic developments that could affect investments in those countries.

         Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust's net asset value or current income could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain investments in non-U.S. securities also may be subject to foreign withholding taxes. These risks often are heightened for investments in smaller, emerging capital markets. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as: (i) growth of gross domestic product; (ii) rates of inflation;
(iii) capital reinvestment; (iv) resources; (v) self sufficiency; and (vi) balance of payments position.

         As a result of these potential risks, the Advisors may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Trust may invest in countries in which foreign investors, including the Advisors, have had no or limited prior experience.


Emerging Markets Risk

         Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of non U.S. issuers to a heightened degree. "Emerging market countries" generally include every nation in the world except developed countries, that is the United States, Canada, Japan, Australia, New Zealand and most countries located in Western Europe. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization and less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in lack of liquidity and an increase in price volatility; and (iii) certain national policies that may restrict the Trust's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

Foreign Currency Risk

         Because the Trust may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities in the Trust and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and therefore may affect the value of securities denominated in such currencies, which means that the Trust's net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, the Trust may enter into foreign currency transactions in an attempt to enhance total return, which may further expose the Trust to the risks of foreign currency movements and other risks. The use of foreign currency transactions can result in the Trust incurring losses as a result of the imposition of exchange controls, suspension of settlements or the inability of the Trust to deliver or receive a specified currency. See "Risks--Strategic Transactions."

Risks Associated with the Trust's Option Strategy

         The ability of the Trust to achieve its primary investment objective of seeking current income and current gains is partially dependent on successful implementation of its option strategy. Risks that may adversely affect the ability of the Trust to successfully implement its option strategy include the following:

         Risks Associated with Options on Securities. There are several risks associated with transactions in options on securities used in connection with the Trust's option strategy. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         As the writer of a covered call option, the Trust forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Trust writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

         When the Trust writes covered put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Trust could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Trust received when it wrote the option. While the Trust's potential gain in writing a covered put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Trust risks a loss equal to the entire exercise price of the option minus the put premium.

         Exchange-Listed Option Risks. There can be no assurance that a liquid market will exist when the Trust seeks to close out an option position. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. If the Trust were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

         The hours of trading for options on an exchange may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. Call options are marked to market daily and their value will be affected by changes in the value and dividend rates of the underlying common stocks, an increase in interest rates, changes in the actual or perceived volatility of the stock market and the underlying common stocks and the remaining time to the options' expiration. Additionally, the exercise price of an option may be adjusted downward before the option's expiration as a result of the occurrence of certain corporate events affecting the underlying equity security, such as extraordinary dividends, stock splits, merger or other extraordinary distributions or events. A reduction in the exercise price of an option would reduce the Trust's capital appreciation potential on the underlying security.

         Over-the-Counter Option Risk. The Trust may write (sell) unlisted ("OTC" or "over-the-counter") options, and options written by the Trust with respect to non-U.S. securities, indices or sectors generally will be OTC options. OTC options differ from exchange-listed options in that they are two-party contracts, with exercise price, premium and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-listed options. The counterparties to these transactions typically will be major international banks, broker-dealers and financial institutions. The Trust may be required to treat as illiquid securities being used to cover certain written OTC options. The OTC options written by the Trust will not be issued, guaranteed or cleared by the Options Clearing Corporation. In addition, the Trust's ability to terminate the OTC options may be more limited than with exchange-traded options. Banks, broker-dealers or other financial institutions participating in such transaction may fail to settle a transaction in accordance with the terms of the option as written. In the event of default or insolvency of the counterparty, the Trust may be unable to liquidate an OTC option position.

         Index Option Risk. The Trust may sell index call and put options from time to time. The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the option on or before the expiration date. The purchaser of an index put option has the right to any depreciation in the value of the index below the exercise price of the option on or before the expiration date. Because the exercise of an index option is settled in cash, sellers of index call options, such as the Trust, cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Trust will lose money if it is required to pay the purchaser of an index option the difference between the cash value of the index on which the option was written and the exercise price and such difference is greater than the premium received by the Trust for writing the option. The value of index options written by the Trust, which will be priced daily, will be affected by changes in the value and dividend rates of the underlying common stocks in the respective index, changes in the actual or perceived volatility of the stock market and the remaining time to the options' expiration. The value of the index options also may be adversely affected if the market for the index options becomes less liquid or smaller. Distributions paid by the Trust on its common shares may be derived in part from the net index option premiums it receives from selling index call and put options, less the cost of paying settlement amounts to purchasers of the options that exercise their options. Net index option premiums can vary widely over the short term and long term.

         Tax Risk. Income on options on individual stocks will not be recognized by the Trust for tax purposes until an option is exercised, lapses or is subject to a "closing transaction" (as defined by applicable regulation) pursuant to which the Trust's obligations with respect to the option are otherwise terminated. If the option lapses without exercise or is otherwise subject to a closing transaction, the premiums received by the Trust from the writing of such options will generally be characterized as short-term capital gain. If an option written by the Trust is exercised, the Trust may recognize taxable gain depending on the exercise price of the option, the option premium, and the fair market value of the security underlying the option. The character of any such gain as short-term or long-term capital gain will depend on the holding period of the Trust in the underlying security. In general, dividends received by shareholders of the Trust that are attributable to short-term capital gains recognized by the Trust from its option writing activities will be taxed to such shareholders as ordinary income and will not be eligible for the reduced tax rate applicable to qualified dividend income.

         Options on indices of securities and sectors of securities will generally be "marked-to-market" for U.S. federal income tax purposes. As a result, the Trust will generally recognize gain or loss on the last day of each taxable year equal to the difference between the value of the option on that date and the adjusted basis of the option. The adjusted basis of the option will consequently be increased by such gain or decreased by such loss. Any gain or loss with respect to such options will be treated as short term capital gain or loss to the extent of 40% of such gain or loss, and long term capital gain or loss to the extent of 60% of such gain or loss. Because the mark-to-market rules may cause the Trust to recognize gain in advance of the receipt of actual income, the Trust may be required to dispose of investments in order to meet its distribution requirements.

Small and Mid-Capitalization Stock Risk

         The Trust may invest in companies with small, medium and large capitalizations. Smaller and medium company stocks can be more volatile than, and perform differently from, larger company stocks. There may be less trading in a smaller or medium company's stock, which means that buy and sell transactions in that stock could have a larger impact on the stock's price than is the case with larger company stocks. Smaller and medium companies may have fewer business lines; changes in any one line of business, therefore, may have a greater impact on a smaller and medium company's stock price than is the case for a larger company. As a result, the purchase or sale of more than a limited number of shares of a small and medium company may affect its market price. The Trust may need a considerable amount of time to purchase or sell its positions in these securities. In addition, smaller or medium company stocks may not be well known to the investing public.

Investments in Unseasoned Companies

         The Trust may invest in the securities of smaller, less seasoned companies. These investments may present greater opportunities for growth, but also involve greater risks than customarily are associated with investments in securities of more established companies. Some of the companies in which the Trust may invest will be start-up companies which may have insubstantial operational or earnings history or may have limited products, markets, financial resources or management depth. Some may also be emerging companies at the research and development stage with no products or technologies to market or approved for marketing. Securities of emerging companies may lack an active secondary market and may be subject to more abrupt or erratic price movements than securities of larger, more established companies or stock market averages in general. Competitors of certain companies may have substantially greater financial resources than many of the companies in which the Trust may invest.

Short Sales Risk

         Short selling involves selling securities which may or may not be owned and borrowing the same securities for delivery to the purchaser, with an obligation to replace the borrowed securities at a later date. Short selling allows the short seller to profit from declines in market prices to the extent such declines exceed the transaction costs and the costs of borrowing the securities. A short sale creates the risk of an unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss.

Securities Lending Risk

         The Trust may lend its portfolio securities to banks or dealers which meet the creditworthiness standards established by the board of trustees of the Trust. Securities lending is subject to the risk that loaned securities may not be available to the Trust on a timely basis and the Trust may, therefore, lose the opportunity to sell the securities at a desirable price. Any loss in the market price of securities loaned by the Trust that occurs during the term of the loan would be borne by the Trust and would adversely affect the Trust's performance. Also, there may be delays in recovery, or no recovery, of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. These risks may be greater for non-U.S. securities.

Strategic Transactions Risk

         Strategic Transactions in which the Trust may engage for hedging and risk management purposes or to enhance total return also involve certain risks and special considerations. Strategic Transactions have risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default of the other party to the transaction or illiquidity of the derivative instruments. Furthermore, the ability to successfully use Strategic Transactions depends on the Advisors' ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment or may cause the Trust to hold a security that it might otherwise sell. Additionally, amounts paid by the Trust as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Trust for investment purposes.

         To the extent that the Trust purchases options pursuant to a hedging strategy, the Trust will be subject to the following additional risks. If a call or put option purchased by the Trust is not sold when it has remaining value, and if the market price of the underlying security remains less than or equal to the exercise price (in the case of a call), or remains equal to or greater than the exercise price (in the case of a put), the Trust will lose its entire investment in the option.

         Also, where call or put option on a particular security is purchased to hedge against price movements in a related security, the price of the call or put option may move more or less than the price of the related security. If restrictions on exercise were imposed, the Trust might be unable to exercise an option it had purchased. If the Trust were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.

Portfolio Turnover Risk

         The Trust will engage in portfolio trading as dictated by its investment strategy, regardless of any income tax consequences or brokerage costs to shareholders. Although the Trust cannot accurately predict its annual portfolio turnover rate, it may be greater than 100%. There are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Trust's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Trust. High portfolio turnover may result in the realization of net short term capital gains by the Trust which, when distributed to shareholders, will be taxable as ordinary income.

Market Disruption and Geopolitical Risk

         The aftermath of the war in Iraq and the continuing occupation of Iraq, instability in the Middle East and terrorist attacks in the United States and around the world may have resulted in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Trust does not know how long the securities markets will continue to be affected by these events and cannot predict the effects of the occupation or similar events in the future on the U.S. economy and securities markets. Given the risks described above, an investment in the common shares may not be appropriate for all investors. You should carefully consider your ability to assume these risks before making an investment in the Trust.

Anti-Takeover Provisions

         The Trust's Agreement and Declaration of Trust includes provisions that could limit the ability of other entities or persons to acquire control of the Trust or convert the Trust to open-end status. These provisions could deprive the holders of common shares of opportunities to sell their common shares at a premium over the then current market price of the common shares or at net asset value.

                           HOW THE TRUST MANAGES RISK

Investment Limitations

         The Trust has adopted certain investment limitations designed to limit investment risk. These limitations are fundamental and may not be changed without the approval of the holders of a majority of the outstanding common shares. Among other restrictions, the Trust will not invest more than 25% of its net assets in securities of issuers in any one industry. See "Investment Objectives and Policies" in the Statement of Additional Information for a complete list of the fundamental and non-fundamental investment policies of the Trust.

Strategic Transactions

         The Trust may use certain Strategic Transactions designed to preserve capital, including swaps, financial futures contracts, options on financial futures or options based on either an index of long-term securities or on taxable debt securities whose prices, in the opinion of the Advisors, correlate with the prices of the Trust's investments.

                             MANAGEMENT OF THE TRUST

Trustees and Officers

         The board of trustees is responsible for the overall management of the Trust, including supervision of the duties performed by BlackRock. There are six trustees of the Trust. A majority of the trustees are not "interested persons" (as defined in the Investment Company Act) of the Trust. The name and business address of the trustees and officers of the Trust and their principal occupations and other affiliations during the past five years are set forth under "Management of the Trust" in the Statement of Additional Information.

Investment Advisor and Sub-Advisor

         BlackRock Advisors acts as the Trust's investment advisor. BlackRock Capital Management, Inc. acts as the sub-advisor for the Trust. BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and BlackRock Capital Management, Inc. located at 100 Bellevue Parkway, Wilmington, Delaware 19809, are wholly owned subsidiaries of BlackRock, Inc., which is one of the world's largest publicly-traded investment management firms. As of December 31, 2006, BlackRock's assets under management were approximately $1.125 trillion. The firm manages assets on behalf of institutional and individual investors worldwide through a variety of equity, fixed income, cash management and alternative investment products. In addition, a growing number of institutional investors use BlackRock Solutions(R) investment system, risk management and financial advisory services.

         The BlackRock organization has over 18 years of experience managing closed-end products and, as of December 31, 2006, advised a closed-end family of 103 active funds with approximately $43.4 billion in assets. BlackRock Advisors and its affiliated entities had $282 billion in equity assets under management as of December 31, 2006, including $7.8 billion of assets across 13 equity closed-end funds. Headquartered in New York City, the firm has over 4,700 employees in 18 countries and a major presence in key global markets, including the United States, Europe, Asia, Australia and the Middle East.

         BlackRock's Equity Capability. BlackRock manages a full range of equity strategies that span the risk/return spectrum, including U.S. and non-U.S. large, small and mid-cap equity. BlackRock equity products are distinct in their investment styles, risk tolerances, and return objectives to reflect the different segments of the equity markets. BlackRock equity strategies include both quantitative and fundamental investing. Quantitative strategies employ sophisticated, data-intensive models to drive the investment process. Fundamental investing emphasizes in-depth company and financial research as the basis of the stock selection process. BlackRock believes both quantitative and fundamental strategies can be effective in distinct asset classes and can offer investors specific risk and return advantages.

         Portfolio Managers. BlackRock uses a team approach in managing the Trust's portfolio. BlackRock believes that this approach offers substantial benefits over one that is dependent on the market wisdom or investment expertise of only a few individuals. The members of the portfolio management team who are primarily responsible for the day-to-day management of the Trust's portfolio are Thomas P. Callan, CFA, Michael D. Carey, CFA, and Ian Jamieson, CFA.

         Thomas P. Callan, CFA, is a Managing Director-Senior Portfolio Manager at the Advisor. He is the Co-Chair of the BlackRock Equity Investment Strategy Group and the Senior Portfolio Manager/Head of the BlackRock Global Opportunities Team. He is also a member of the BlackRock Managing Directors' Committee and Equity Operating Committee. Prior to joining BlackRock as a member of the global emerging-cap team in 1998, Mr. Callan was with the PNC Asset Management Group where he began as a health care analyst when he joined in 1992. Mr. Callan earned a BA degree in economics, with honors, from Boston College in 1981.

         Michael D. Carey, CFA, is a Managing Director-Portfolio Manager at the Advisor. Mr. Carey is portfolio manager for internal small cap equity portfolios and a strategist for all of the Global Opportunities Team's products. Prior to joining BlackRock in 1998, Mr. Carey was an investment strategist with the PNC Asset Management Group. He began his career as a fixed income analyst with PNC in 1992. Mr. Carey earned a BS degree in commerce and engineering with a concentration in finance from Drexel University in 1991, and an MS degree in statistics from Temple University in 1996.

         [insert Ian Jamieson bio]

         The Statement of Additional Information contains additional information about other accounts managed by the portfolio managers, the compensation of the portfolio managers and the portfolio managers' ownership of the common shares of the Trust.

Investment Management Agreements

         The Trust has agreed to pay BlackRock Advisors a management fee at an annual rate equal to % of the average daily value of the Trust's net assets. BlackRock Advisors will pay a sub-advisory fee to BlackRock Capital Management, Inc. equal to % of the management fee received by the Advisor. In addition, with the approval of the board of trustees, including a majority of the independent trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Trust operations (other than the provision of services required under the investment management agreement) of all personnel employed by BlackRock Advisors who devote substantial time to Trust operations may be reimbursed, at cost, to BlackRock Advisors by the Trust. BlackRock Advisors currently anticipates that it may be reimbursed for employees who provide pricing, secondary market support and compliance services to the Trust, subject to the approval of the board of trustees, including a majority of the independent trustees.

         In addition to the management fee of BlackRock Advisors, the Trust pays all other costs and expenses of its operations, including compensation of its trustees (other than those affiliated with BlackRock Advisors), custodian, leveraging expenses, transfer and dividend disbursing agent expenses, legal fees, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies, and taxes, if any.

                                 NET ASSET VALUE

         The net asset value of the common shares of the Trust will be computed based upon the value of the Trust's portfolio securities and other assets. Net asset value per common share will be determined daily on each day that the New York Stock Exchange is open for business as of the close of the regular trading session on the New York Stock Exchange. The Trust calculates net asset value per common share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Trust (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Trust.

         The Trust values its investments primarily by using market quotations. Short-term debt investments having a remaining maturity of 60 days or less when purchased and debt investments originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value ("Fair Valued Assets") as determined in good faith under procedures established by, and under the general supervision and responsibility of, the Trust's board of trustees. The Advisors will submit their recommendations regarding the valuation and/or valuation methodologies for Fair Valued Assets to a valuation committee comprised of officers and employees of the Advisors. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Valued Assets shall be subsequently reported to the Trust's board of trustees.

         Foreign securities are valued by translating available quotes into U.S. dollar equivalents, if the quotes are considered reliable, and are otherwise valued at fair value. OTC options are priced on the basis of dealer quotes. Other types of derivatives for which quotes may not be available are valued at fair value.

         When determining the price for a Fair Valued Asset, the Advisors shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the Advisors deem relevant.

                                  DISTRIBUTIONS

         Commencing with the Trust's initial dividend, the Trust intends to make regular monthly cash distributions of all or a portion of its investment company taxable income to common shareholders. We expect to declare the initial monthly dividend on the Trust's common shares within approximately 45 days after completion of this offering and to pay that initial monthly dividend approximately 60 to 90 days after completion of this offering. The Trust will distribute to common shareholders at least annually all or substantially all of its investment company taxable income. The Trust intends to pay any capital gains distributions at least annually. The Investment Company Act generally limits the trust to one capital gain distribution per year, subject to certain exceptions. The Trust intends to apply to the Securities and Exchange Commission for relief that would permit the Trust to distribute capital gains more frequently. There can be no assurance the Trust will receive such relief.

         The tax treatment and characterization of the Trust's distributions may vary significantly from time to time because of the varied nature of the Trust's investments. In light of the Trust's investment policies, the Trust anticipates that the Investment Company Act will require it to accompany each monthly distribution with a statement setting forth the estimated source (as between net income, capital gains and return of capital) of the distribution made. The Trust will indicate the proportion of its capital gains distributions that constitute long-term and short-term gains annually. The ultimate tax characterization of the Trust's distributions made in a calendar or fiscal year cannot finally be determined until after the end of that fiscal year. As a result, there is a possibility that the Trust may make total distributions during a calendar or fiscal year in an amount that exceeds the Trust's net investment company taxable income and net capital gains for the relevant fiscal year. In such situations, the amount by which the Trust's total distributions exceed its net investment company taxable income and net capital gains would generally be treated as a tax-free return of capital reducing the amount of a shareholder's tax basis in such shareholder's shares, with any amounts exceeding such basis treated as gain from the sale of shares.

         Various factors will affect the level of the Trust's current income and current gains, such as its asset mix, and the Trust's use of options. To permit the Trust to maintain a more stable monthly distribution, the Trust may from time to time distribute less than the entire amount of income and gains earned in a particular period. The undistributed income and gains would be available to supplement future distributions. As a result, the distributions paid by the Trust for any particular month may be more or less than the amount of income and gains actually earned by the Trust during that month. Undistributed income and gains will add to the Trust's net asset value and, correspondingly, distributions from undistributed income and gains and from capital, if any, will deduct from the Trust's net asset value.

         Shareholders will automatically have all dividends and distributions reinvested in common shares of the Trust issued by the Trust or common shares of the Trust purchased in the open market in accordance with the Trust's dividend reinvestment plan, unless an election is made to receive cash. See "Dividend Reinvestment Plan."

                           DIVIDEND REINVESTMENT PLAN

         Unless the registered owner of common shares elects to receive cash by contacting the Plan Agent (as defined below), all dividends declared for your common shares of the Trust will be automatically reinvested by The Bank of New York (the "Plan Agent"), agent for shareholders in administering the Trust's Dividend Reinvestment Plan (the "Plan"), in additional common shares of the Trust. If a registered owner of common shares elects not to participate in the Plan, you will receive all dividends in cash paid by check mailed directly to you (or, if the shares are held in street or other nominee name, then to such nominee) by The Bank of New York, as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by sending written instructions or by contacting The Bank of New York, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by contacting the Plan Agent before the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Trust for you. If you wish for all dividends declared on your common shares of the Trust to be automatically reinvested pursuant to the Plan, please contact your broker.

         The Plan Agent will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Trust declares a dividend or other distribution (together, a "dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Agent for the participants' accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized common shares from the Trust ("newly issued common shares") or (ii) by purchase of outstanding common shares on the open market ("open-market purchases") on the New York Stock Exchange or elsewhere.

         If, on the payment date for any dividend, the market price per common share plus estimated brokerage commissions is greater than the net asset value per common share (such condition being referred to herein as "market premium"), the Plan Agent will invest the dividend amount in newly issued common shares, including fractions, on behalf of the participants. The number of newly issued common shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the payment date; provided that, if the net asset value per common share is less than 95% of the market price per common share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per common share on the payment date.

         If, on the payment date for any dividend, the net asset value per common share is greater than the market value per common share plus estimated brokerage commissions (such condition being referred to herein as "market discount"), the Plan Agent will invest the dividend amount in common shares acquired on behalf of the participants in open-market purchases.

         In the event of a market discount on the payment date for any dividend, the Plan Agent will have until the last business day before the next date on which the common shares trade on an "ex-dividend" basis or 120 days after the payment date for such dividend, whichever is sooner (the "last purchase date"), to invest the dividend amount in common shares acquired in open-market purchases. It is contemplated that the Trust will pay monthly dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of each dividend through the date before the "ex-dividend" date. If, before the Plan Agent has completed its open-market purchases, the market price of a common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Agent may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the dividend had been paid in newly issued common shares on the dividend payment date. Because of the foregoing difficulty with respect to open market purchases, if the Plan Agent is unable to invest the full dividend amount in open market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent may cease making open-market purchases and may invest the uninvested portion of the dividend amount in newly issued common shares at the net asset value per common share at the close of business on the last purchase date; provided that, if the net asset value per common share is less than 95% of the market price per common share on the payment date, the dollar amount of the dividend will be divided by 95% of the market price per common share on the payment date.

         The Plan Agent maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

         In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of common shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the Plan.

         There will be no brokerage charges with respect to common shares issued directly by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with open-market purchases. The automatic reinvestment of dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such dividends. See "Tax Matters." Participants that request a sale of shares through the Plan Agent are subject to $2.50 sales fee and a brokerage commission of $0.15 per share sold.

         The Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Trust reserves the right to amend the Plan to include a service charge payable by the participants.

         All correspondence concerning the Plan should be directed to the Plan Agent at The Bank of New York, Dividend Reinvestment Department, P.O. Box 1958, Newark, New Jersey 07101-9774; telephone: (866) 216-0242.

                          DESCRIPTION OF COMMON SHARES

         The Trust is a statutory trust organized under the laws of Delaware pursuant to an Agreement and Declaration of Trust dated as of March 13, 2007. The Trust is authorized to issue an unlimited number of common shares of beneficial interest, par value $.001 per share. Each common share has one vote and, when issued and paid for in accordance with the terms of this offering, will be fully paid and non-assessable, except that the trustees shall have the power to cause shareholders to pay expenses of the Trust by setting off charges due from shareholders from declared but unpaid dividends or distributions owed the shareholders and/or by reducing the number of common shares owned by each respective shareholder. All common shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Trust will send annual and semi-annual reports, including financial statements, to all holders of its common shares.

     The Trust has no present intention of offering any additional common shares other than the common shares it may issue under the Trust's Plan. Any additional offerings of common shares will require approval by the Trust's board of trustees. Any additional offering of common shares will be subject to the requirements of the Investment Company Act, which provides that shares may not be issued at a price below the then current net asset value, exclusive of sales load, except in connection with an offering to existing holders of common shares or with the consent of a majority of the Trust's outstanding voting securities.

         The Trust anticipates that its common shares will be approved for listing on the New York Stock Exchange under the symbol " ", subject to notice of issuance. Net asset value will be reduced immediately following the offering of common shares by the amount of the sales load and the amount of the offering expenses paid by the Trust. See "Summary of Trust Expenses."

         Unlike open-end funds, closed-end funds like the Trust do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the New York Stock Exchange or otherwise. Shares of closed-end investment companies frequently trade on an exchange at prices lower than net asset value. Shares of closed-end investment companies like the Trust that invest predominantly in equity securities have during some periods traded at prices higher than net asset value and during other periods have traded at prices lower than net asset value. Because the market value of the common shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, net asset value, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Trust, the Trust cannot assure you that common shares will trade at a price equal to or higher than net asset value in the future. The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase.

       ANTI-TAKEOVER PROVISIONS IN THE AGREEMENT AND DECLARATION OF TRUST

         The Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Trust or to change the composition of its board of trustees. This could have the effect of depriving shareholders of an opportunity to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control over the Trust. Such attempts could have the effect of increasing the expenses of the Trust and disrupting the normal operation of the Trust. The board of trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. At each annual meeting, one class of trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the board of trustees. A trustee may be removed from office for cause only, and not without cause, and only by the action of a majority of the remaining trustees followed by a vote of the holders of at least 75% of the shares then entitled to vote for the election of the respective trustee.

         In addition, the Trust's Agreement and Declaration of Trust requires the favorable vote of a majority of the Trust's board of trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of the Trust, voting separately as a class or series, to approve, adopt or authorize certain transactions with 5% or greater holders of a class or series of shares and their associates, unless the transaction has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Trust shall be required. For purposes of these provisions, a 5% or greater holder of a class or series of shares (a "Principal Shareholder") refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of all outstanding classes or series of common shares of the Trust.

         The 5% holder transactions subject to these special approval requirements are: the merger or consolidation of the Trust or any subsidiary of the Trust with or into any Principal Shareholder; the issuance of any securities of the Trust to any Principal Shareholder for cash, except pursuant to any automatic dividend reinvestment plan; the sale, lease or exchange of all or any substantial part of the assets of the Trust to any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Trust, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve month period; or the sale, lease or exchange to the Trust or any subsidiary of the Trust, in exchange for securities of the Trust, of any assets of any Principal Shareholder, except assets having an aggregate fair market value of less than 2% of the total assets of the Trust, aggregating for purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve month period.

         To convert the Trust to an open-end investment company, the Trust's Agreement and Declaration of Trust requires the favorable vote of a majority of the board of the trustees followed by the favorable vote of the holders of at least 75% of the outstanding shares of each affected class or series of shares of the Trust, voting separately as a class or series, unless such amendment has been approved by at least 80% of the trustees, in which case "a majority of the outstanding voting securities" (as defined in the Investment Company Act) of the Trust shall be required. The foregoing vote would satisfy a separate requirement in the Investment Company Act that any conversion of the Trust to an open-end investment company be approved by the shareholders. If approved in the foregoing manner, we anticipate conversion of the Trust to an open-end investment company might not occur until 90 days after the shareholders' meeting at which such conversion was approved and would also require at least 10 days' prior notice to all shareholders. Following any such conversion, it is possible that certain of the Trust's investment policies and strategies would have to be modified to assure sufficient portfolio liquidity. In the event of conversion, the common shares would cease to be listed on the New York Stock Exchange or other national securities exchanges or market systems. Shareholders of an open-end investment company may require the company to redeem their shares at any time, except in certain circumstances as authorized by or under the Investment Company Act, at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. The Trust expects to pay all such redemption requests in cash, but reserves the right to pay redemption requests in a combination of cash and securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Trust were converted to an open-end fund, it is likely that new shares would be sold at net asset value plus a sales load. The board of trustees believes, however, that the closed-end structure is desirable in light of the Trust's investment objectives and policies. Therefore, you should assume that it is not likely that the board of trustees would vote to convert the Trust to an open-end fund.

         For the purposes of calculating "a majority of the outstanding voting securities" under the Trust's Agreement and Declaration of Trust, each class and series of the Trust shall vote together as a single class, except to the extent required by the Investment Company Act or the Trust's Agreement and Declaration of Trust, with respect to any class or series of shares. If a separate class vote is required, the applicable proportion of shares of the class or series, voting as a separate class or series, also will be required.

         The Agreement and Declaration of Trust also provides that the Trust may be liquidated upon the approval of 80% of the trustees.

         The board of trustees has determined that provisions with respect to the board of trustees and the shareholder voting requirements described above, which voting requirements are greater than the minimum requirements under Delaware law or the Investment Company Act, are in the best interest of shareholders generally. For a more complete explanation, see the full text of these provisions in the Trust's Agreement and Declaration of Trust, which is on file with the Securities and Exchange Commission.

                            CLOSED-END FUND STRUCTURE

         The Trust is a diversified, closed-end management investment company with no operating history (commonly referred to as a closed-end fund). Closed-end funds differ from open-end funds (which are generally referred to as mutual funds) in that closed-end funds generally list their shares for trading on a stock exchange and do not redeem their shares at the request of the shareholder. This means that if you wish to sell your shares of a closed-end fund you must trade them on the market like any other stock at the prevailing market price at that time. In a mutual fund, if the shareholder wishes to sell shares of the fund, the mutual fund will redeem or buy back the shares at "net asset value." Also, mutual funds generally offer new shares on a continuous basis to new investors, and closed-end funds generally do not. The continuous inflows and outflows of assets in a mutual fund can make it difficult to manage a mutual fund's investments. By comparison, closed-end funds are generally able to stay more fully invested in securities that are consistent with their investment objectives, and also have greater flexibility to make certain types of investments, and to use certain investment strategies, such as financial leverage and investments in illiquid securities.

         Shares of closed-end funds frequently trade at a discount to their net asset value. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Trust's board of trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Trust's board of trustees will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to net asset value per share. The board of trustees might also consider converting the Trust to an open-end mutual fund, which would also require a vote of the shareholders of the Trust.

                           REPURCHASE OF COMMON SHARES

         Shares of closed-end investment companies often trade at a discount to their net asset value, and the Trust's common shares may also trade at a discount to their net asset value, although it is possible that they may trade at a premium above net asset value. The market price of the Trust's common shares will be determined by such factors as relative demand for and supply of such common shares in the market, the Trust's net asset value, general market and economic conditions and other factors beyond the control of the Trust. See "Net Asset Value." Although the Trust's common shareholders will not have the right to redeem their common shares, the Trust may take action to repurchase common shares in the open market or make tender offers for its common shares. This may have the effect of reducing any market discount from net asset value.

         There is no assurance that, if action is undertaken to repurchase or tender for common shares, such action will result in the common shares' trading at a price which approximates their net asset value. Although share repurchases and tenders could have a favorable effect on the market price of the Trust's common shares, you should be aware that the acquisition of common shares by the Trust will decrease the capital of the Trust and, therefore, may have the effect of increasing the Trust's expense ratio and decreasing the asset coverage with respect to any preferred shares outstanding. Any share repurchases or tender offers will be made in accordance with requirements of the Securities Exchange Act of 1934, as amended, the Investment Company Act and the principal stock exchange on which the common shares are traded.

                                   TAX MATTERS

         The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Trust and its shareholders. The discussion reflects applicable tax laws of the United States as of the date of this prospectus, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively. No attempt is made to present a detailed explanation of all U.S. federal, state, local and foreign tax concerns affecting the Trust and its shareholders (including shareholders owning large positions in the Trust). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisors to determine the tax consequences to them of investing in the Trust.

         The Trust intends to elect to be treated and to qualify each year for special tax treatment afforded a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Trust meets certain requirements that govern the Trust's source of income, diversification of assets and distribution of earnings to shareholders, the Trust will not be subject to U.S. federal income tax on taxable income distributed in a timely manner to its shareholders.

         Distributions paid to you by the Trust from its investment company taxable income or from an excess of net short-term capital gain over net long-term capital losses (together referred to hereinafter as "ordinary income dividends") are generally taxable to you as ordinary income to the extent of the Trust's current and accumulated earnings and profits. Distributions (if designated by the Trust) may qualify (provided that holding period and other requirements are met by both the Trust and the shareholder) (i) for the dividends received deduction in the case of corporate shareholders to the extent that the Trust's income consists of dividend income from U.S. corporations, or
(ii) in the case of individual shareholders (effective for taxable years beginning on or before December 31, 2010), as qualified dividend income eligible to be taxed at a maximum rate of generally 15% (5% for individuals in lower tax brackets) to the extent that the Trust receives qualified dividend income. If the Trust's qualified dividend income is less than 95 percent of its gross income, a shareholder of the Trust may include as qualifying dividend income only that portion of the dividends that may be and are so designated by the Trust as qualifying dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States, provided that the dividend is paid in respect of such publicly traded stock). Dividend income from passive foreign investment companies and, in general, from REITs is not eligible for the reduced rate for qualified dividend income and is taxed as ordinary income. Distributions made to you from an excess of net long-term capital gain over net short-term capital losses ("capital gain dividends"), including capital gain dividends credited to you but retained by the Trust, are taxable to you as long-term capital gain if they have been properly designated by the Trust, regardless of the length of time you have owned Trust shares. The maximum tax rate on capital gain dividends received by individuals generally is 15% (5% for individuals in lower brackets) for such gain realized before January 1, 2011. Distributions in excess of the Trust's current and accumulated earnings and profits will first reduce the adjusted tax basis of your shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to you (assuming the shares are held as a capital asset). Generally, not later than 60 days after the close of its taxable year, the Trust will provide you with a written notice designating the amount of any qualified dividend income and/or capital gain dividends and other distributions.

         The sale or other disposition of shares of the Trust will generally result in capital gain or loss to you (assuming the shares were held as a capital asset), and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of Trust shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by you. A loss realized on a sale or exchange of shares of the Trust will be disallowed if other substantially identical shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income. For non-corporate taxpayers, short-term capital gain will currently be taxed at a maximum U.S. federal income tax rate of 35% applicable to ordinary income while long-term capital gain generally will be taxed at a maximum U.S. federal income tax rate of 15%.

         Dividends and other taxable distributions are taxable to you even though they are reinvested in additional shares of the Trust. If the Trust pays you a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Trust and received by you on December 31 of the year in which the dividend was declared.

         The Trust is required in certain circumstances to backup withhold on taxable dividends and certain other payments paid to non-corporate holders of the Trust's shares who do not furnish the Trust with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

         Certain dividends designated by the Trust as "interest related dividends" that are received by most foreign investors (generally those that would qualify for the portfolio interest exemptions of Section 871(h) or Section 881(c) of the Code) in the Trust will be exempt from U.S. withholding tax. Interest-related dividends are those dividends derived from certain interest income (including bank deposit interest and short-term original issue discount that is currently exempt from the withholding tax) earned by the Trust that would not be subject to U.S. withholding tax if earned by a foreign person directly. Moreover, certain dividends designated by the Trust as "short-term capital gain dividends" that are received by certain foreign investors (generally those not present in the United States for 183 days or more) will be exempt from U.S. withholding tax. In general, short-term capital gain dividends are those that are derived from the Trust's short-term capital gains over net long-term capital losses. In addition, distributions of the Trust attributable to gains from sales or exchanges of "U.S. real property interests," as defined in the Code and Treasury regulations (including gains on the sale or exchange of shares in certain "U.S. real property holding corporations," which may include certain REITs and certain REIT capital gain dividends) will generally cause the foreign investor to be treated as recognizing such gain as income effectively connected to a trade or business within the United States, generally subject to tax at the same rates applicable to U.S. stockholders. Such distributions may also be subject to U.S. withholding tax and may give rise to an obligation on the part of the foreign investor to file a U.S. federal income tax return. These rules generally apply, with certain exceptions, to taxable years of the Trust beginning after December 31, 2004 and before January 1, 2008. Prospective investors are urged to consult their tax advisors regarding the specific tax consequences to them related to the foregoing.

         The foregoing is a general and abbreviated summary of the provisions of the Code and the treasury regulations in effect as they directly govern the taxation of the Trust and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. A more complete discussion of the tax rules applicable to the Trust and its shareholders can be found in the Statement of Additional Information that is incorporated by reference into this prospectus. Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal, foreign, state, local income or other taxes.

                                  UNDERWRITING

         Subject to the terms and subject to the conditions of a purchase
agreement dated     , 2007, each underwriter named below, for which       is
acting as representative, has severally agreed to purchase, and the Trust has agreed to sell to such underwriter, the number of common shares set forth opposite the name of such underwriter.

                                                                 Number of
Name                                                           Common Shares
-----------------------------------------------------------  ------------------
















                                                               ----------------
 Total..........................................................
                                                               ================

         The purchase agreement provides that the obligations of the underwriters to purchase the shares included in this offering are subject to the approval of certain legal matters by counsel and certain other conditions. The underwriters are obligated to purchase all the common shares sold under the purchase agreement if any of the common shares are purchased. In the purchase agreement, the Trust, the Advisor and the Sub-Advisor have agreed to indemnify the underwriters against certain liabilities, including liabilities arising under the Securities Act, or to contribute payments the underwriters may be required to make for any of those liabilities.

Commissions and Discounts

         The underwriters propose to initially offer some of the common shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the common shares to certain dealers at the public offering price less a concession not in excess of $ per share. The sales load the Trust will pay of $.90 per share is equal to 4.5% of the initial offering price. The underwriters may allow, and the dealers may reallow, a discount not in excess of $ per share on sales to other dealers. After the initial public offering, the public offering price, concession and discount may
be changed. Investors must pay for any common shares purchased on or before    ,
2007.

         The following table shows the public offering price, sales load, estimated offering expenses and proceeds, after expenses, to the Trust. The information assumes either no exercise or full exercise by the underwriters of their overallotment option.

                                               Per Share      Without Option    With Option
Public offering price........................   $20.00            $               $
Sales load...................................   $  .90            $               $
Estimated offering expenses..................   $  .04            $               $
Proceeds, after expenses, to the Trust.......   $19.06            $               $


         The expenses of the offering are estimated at $     and are payable by
the Trust. The Trust will pay all of its organizational and offering costs
(other than sales load) up to and including $      per common share. This amount
includes the $      per common share partial reimbursement of expenses to the
underwriters and may also include a reimbursement of

BlackRock's expenses incurred in connection with this offering. The amount paid by the Trust as the partial reimbursement to the underwriters will not exceed
  % of the total price to the public of the common shares sold in this offering. BlackRock Advisors has agreed to pay all of the Trust's offering expenses of the Trust to the extent offering expenses (other than sales load) and organizational
expenses exceed $     per common share.

         The expenses of the offering are estimated at $    and are payable by
the Trust (including amounts paid by BlackRock Advisors on behalf of the Trust). The Trust will pay all of its organizational costs in full out of seed capital prior to completion of the offering. The Trust will pay offering costs other than sales load that, when added to the Trust's organizational costs, exceed
$     per common share. This amount includes the $    per common share partial
reimbursement of expenses to the underwriters and may also include a reimbursement of BlackRock's expenses incurred in connection with this offering. The amount paid by the Trust as the partial reimbursement to the underwriters
will not exceed %     of the total price to the public of the common shares sold in this offering. BlackRock Advisors has agreed to pay all of the Trust's offering expenses of the Trust to the extent offering expenses (other than
sales load) and organizational expenses exceed $      per common share.

Overallotment Option

         The Trust has granted the underwriters an option to purchase up to additional common shares at the public offering price, less the sales load, within 45 days from the date of this prospectus solely to cover any overallotments. If the underwriters exercise this option, each will be obligated, subject to conditions contained in the purchase agreement, to purchase a number of additional shares proportionate to that underwriter's initial amount reflected in the above table.

Price Stabilization, Short Positions and Penalty Bids

         Until the distribution of the common shares is complete, the rules of the Securities and Exchange Commission may limit underwriters and selling group members from bidding for and purchasing our common shares. However, the representative may engage in transactions that stabilize the price of our common shares, such as bids or purchases to peg, fix or maintain that price.

         If the underwriters create a short position in our common shares in connection with the offering, i.e., if they sell more common shares than are listed on the cover of this prospectus, the representative may reduce that short position by purchasing common shares in the open market. The representative may also elect to reduce any short position by exercising all or part of the overallotment option described above. Purchases of our common shares to stabilize its price or to reduce a short position may cause the price of our common shares to be higher than it might be in the absence of such purchases. The underwriters may also impose a penalty bid, whereby selling concessions allowed to syndicate members or other brokers in respect of the common shares sold in this offering for their account may be reclaimed by the syndicate if such common shares are repurchased by the syndicate in stabilizing or covering transactions.

         Neither we nor any of the underwriters makes any representation or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of our common shares. In addition, neither we nor any of the underwriters make any representation that the representative will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

         The Trust has agreed not to offer or sell any additional common shares for a period of 180 days after the date of the purchase agreement without the prior written consent of the underwriters, except for the sale of the common shares to the underwriters pursuant to the purchase agreement and certain transactions related to the Trust's Dividend Reinvestment Plan.

         The Trust anticipates that the underwriters may from time to time act as brokers or dealers in executing the Trust's portfolio transactions after they have ceased to be underwriters. The underwriters are active underwriters of, and dealers in, securities and act as market makers in number of such securities, and therefore can be expected to engage in portfolio transactions with the Trust.

         The common shares will be sold to ensure that the New York Stock Exchange's distribution standards (i.e., round lots, public shares and aggregate market value) will be met.

Other Relationships

         BlackRock Advisors (and not the Trust) may also pay certain qualifying underwriters a sales incentive fee, structuring fee or, alternatively, additional compensation in connection with the offering.

         BlackRock Advisors (and not the Trust) has agreed to pay a commission to certain wholesalers of its broker-dealer affiliate, BlackRock Investments, Inc., that participate in the marketing of the Trust's common shares, which
commissions will not exceed    % of the total price to the public of the common
shares sold in this offering. The Trust may reimburse BlackRock Advisors for all or a portion of its expenses incurred in connection with this offering (other than those described in the preceding sentence), to the extent that the $ per common share reimbursement of expenses of the underwriters (described above) and
the other offering expenses of the Trust do not equal or exceed the $     per
common share the Trust has agreed to pay for the offering expenses of the Trust.

         The sum of the fees described above, plus the amount paid by the Trust
as of the $      per common share partial reimbursement of expenses to the
underwriters, will not exceed % of the aggregate initial offering price of the common shares offered hereby. The sum total of all compensation to the underwriters in connection with this public offering of common shares, including sales load and additional compensation to and reimbursement of the underwriters, will be limited to 9% of the total price to the public of the common shares sold in this offering.

                          CUSTODIAN AND TRANSFER AGENT

         The Custodian of the assets of the Trust will be        . The Custodian
will perform custodial, fund accounting and portfolio accounting services.
will also serve as the Trust's Transfer Agent with respect to the common shares.

                                 LEGAL OPINIONS

         Certain legal matters in connection with the common shares will be passed upon for the Trust by Skadden, Arps, Slate, Meagher & Flom LLP, New York,
New York and for the Underwriters by        , New York, New York. may rely as to
certain matters of Delaware law on the opinion of Skadden, Arps, Slate, Meagher & Flom LLP.

                               [OTHER INFORMATION]

          TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

Use of Proceeds..............................................................B-2
Investment Objectives and Policies...........................................B-2
Investment Policies and Techniques...........................................B-3
Other Investment Policies and Techniques.....................................B-6
Management of the Trust......................................................B-8
Portfolio Transactions and Brokerage........................................B-16
Description of Shares.......................................................B-17
Repurchase of Common Shares.................................................B-19
Tax Matters.................................................................B-20
Experts.....................................................................B-24
Additional Information......................................................B-25
Report of Independent Registered Public Accounting Firm......................F-1
Financial Statements.........................................................F-2
Appendix A--General Characteristics and Risks of Strategic Transactions......A-1
Appendix B--Proxy Voting Policies and Procedures.............................B-1

Until     , 2007 (25 days after the date of this prospectus),  all dealers that buy, sell or trade the common shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligations to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.







                                            Shares

                                    BLACKROCK


                 BlackRock International Growth and Income Trust

                                  Common Shares
                                $20.00 per Share

                     --------------------------------------

                               P R O S P E C T U S

                     --------------------------------------

                              Subject to Completion
      Preliminary Statement of Additional Information dated     , 2007

                       STATEMENT OF ADDITIONAL INFORMATION

         BlackRock International Growth and Income Trust (the "Trust") is a newly organized, diversified, closed-end management investment company with no operating history. This Statement of Additional Information relating to common shares does not constitute a prospectus, but should be read in conjunction with the prospectus relating thereto dated , 2007. This Statement of Additional Information, which is not a prospectus, does not include all information that a prospective investor should consider before purchasing common shares, and investors should obtain and read the prospectus prior to purchasing such shares. A copy of the prospectus may be obtained without charge by calling (800) 882-0052. You may also obtain a copy of the prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the prospectus.

                                TABLE OF CONTENTS

Use of Proceeds..............................................................B-2
Investment Objectives and Policies...........................................B-2
Investment Policies and Techniques...........................................B-3
Other Investment Policies and Techniques.....................................B-6
Management of the Trust......................................................B-8
Portfolio Transactions and Brokerage........................................B-16
Description of Shares.......................................................B-17
Repurchase of Common Shares.................................................B-19
Tax Matters.................................................................B-20
Experts.....................................................................B-24
Additional Information......................................................B-25
Report of Independent Registered Public Accounting Firm......................F-1
Financial Statements.........................................................F-2
Appendix A--General Characteristics and Risks of Strategic Transactions......A-1
Appendix B--Proxy Voting Policies and Procedures.............................B-1

        This Statement of Additional Information is dated     , 2007.

                                 USE OF PROCEEDS

         Pending investment in securities that meet the Trust's investment objectives and policies, the net proceeds of this offering will be invested in short-term debt securities of the type described under "Investment Policies and Techniques--Cash Equivalents and Short-Term Debt Securities." We currently anticipate that the Trust will be able to invest primarily in securities that meet the Trust's investment objectives and policies within approximately three months after the completion of this offering.

                       INVESTMENT OBJECTIVES AND POLICIES

         The Trust's primary investment objective is to seek current income and current gains, with a secondary objective of long-term capital appreciation. The Trust seeks to achieve these objectives by investing in equity securities issued by companies of any market capitalization located in countries throughout the world and utilizing an option writing (selling) strategy to enhance current gains.

Investment Restrictions

         Except as described below, the Trust, as a fundamental policy, may not, without the approval of the holders of a majority of the outstanding common shares and any preferred shares, if any, voting together as a single class, and of the holders of a majority of the outstanding preferred shares, if any, voting as a separate class:

(1) invest 25% or more of the value of its total assets in securities of issuers in any single industry;

(2) with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any single issuer or purchase more than 10% of the outstanding securities of any one issuer;

(3) issue senior securities or borrow money other than as permitted by the Investment Company Act or pledge its assets other than to secure such issuances or in connection with hedging transactions, short sales, securities lending, when issued and forward commitment transactions and similar investment strategies;

(4) make loans of money or property to any person, except through loans of portfolio securities, the purchase of debt securities or the entry into repurchase agreements;

(5) underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities or the sale of its own securities, the Trust may be deemed to be an underwriter;

(6) purchase or sell real estate, except that the Trust may invest in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts and real estate operating companies, and instruments secured by real estate or interests therein and the Trust may acquire, hold and sell real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Trust's ownership of such other assets; or

(7) purchase or sell commodities or commodity contracts for any purposes except as, and to the extent, permitted by applicable law without the Trust becoming subject to registration with the Commodity Futures Trading Commission (the "CFTC") as a commodity pool.

         When used with respect to particular shares of the Trust, "majority of the outstanding" shares means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

         The Trust is also subject to the following non-fundamental restrictions and policies, which may be changed by the board of trustees. The Trust may not:

(1) make any short sale of securities except in conformity with applicable laws, rules and regulations and unless after giving effect to such sale, the market value of all securities sold short does not exceed 25% of the value of the Trust's total assets and the Trust's aggregate short sales of a particular class of securities of an issuer does not exceed 25% of the then outstanding securities of that class. The Trust may also make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security;

(2) purchase securities of open-end or closed-end investment companies except in compliance with the Investment Company Act or any rules promulgated or exemptive relief obtained thereunder. As a shareholder in any investment company, the Trust may bear its ratable share of that investment company's expenses, and may remain subject to payment of the Trust's advisory fees and other expenses with respect to assets so invested. Holders of common shares would therefore be subject to duplicative expenses to the extent the Trust invests in other investment companies. In addition, the securities of other investment companies may be leveraged and will therefore be subject to the risks of leverage. The net asset value and market value of leveraged shares will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged shares;

(3) under normal market conditions, invest less than 80% of its total assets in international equity securities of any market capitalization; the Trust will provide shareholders with notice at least 60 days prior to changing this non-fundamental policy of the Trust unless such change was previously approved by shareholders; and

(4) issue senior securities or borrow money for investment purposes (other than in connection with hedging transactions, short sales, securities lending, when issued or forward commitment transactions and similar investment strategies).

         In addition, to comply with U.S. federal income tax requirements for qualification as a regulated investment company, the Trust's investments will be limited in a manner such that at the close of each quarter of each taxable year,
(a) no more than 25% of the value of the Trust's total assets are invested (i) in the securities (other than U.S. Government securities or securities of other regulated investment companies) of a single issuer or two or more issuers controlled by the Trust and determined to be engaged in the same, similar or related trades or businesses or (ii) in the securities of one or more "qualified publicly traded partnerships" (as defined under Section 851(h) of the Internal Revenue Code of 1986, as amended (the "Code")) and (b) with regard to at least 50% of the value of the Trust's total assets, no more than 5% of the value of its total assets are invested in the securities (other than U.S. Government securities or securities of other regulated investment companies) of a single issuer and no investment represents more than 10% of the outstanding voting securities of such issuer. These tax-related limitations may be changed by the trustees to the extent appropriate in light of changes to applicable tax requirements.

         The percentage limitations applicable to the Trust's portfolio described in the prospectus and this Statement of Additional Information apply only at the time of investment and the Trust will not be required to sell securities due to subsequent changes in the value of securities it owns.

                       INVESTMENT POLICIES AND TECHNIQUES

         The following information supplements the discussion of the Trust's investment objective, policies and techniques that are described in the prospectus.

Cash Equivalents and Short-Term Debt Securities

         For temporary defensive purposes or to keep cash on hand, the Trust may invest up to 100% of its total assets in cash equivalents and short-term debt securities. Cash equivalents and short-term debt investments are defined to include, without limitation, the following:

(1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S.

Government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

(2) Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Trust may not be fully insured by the Federal Deposit Insurance Corporation.

(3) Repurchase agreements, which involve purchases of debt securities. At the time the Trust purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Trust during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Trust to temporarily invest available cash. The Trust may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Trust may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Trust is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Trust is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Trust could incur a loss of both principal and interest. The Advisors monitor the value of the collateral at the time the action is entered into and on a daily basis during the term of the repurchase agreement. The Advisors do so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Trust. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Trust to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

(4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Trust and a corporation. There is no secondary market for such notes. However, they are redeemable by the Trust at any time. The Advisor will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continually monitor the corporation's ability to meet all of its financial obligations, because the Trust's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

(5) Money market funds, which are a type of mutual fund that is required by law to invest in low risk securities. Money market funds typically invest in government securities, certificates of deposits, commercial paper of companies, and other highly liquid and low risk securities.

Equity Securities

         While the Trust will primarily invest in common stocks, it may also invest in other equity securities, including preferred stocks, convertible securities, warrants and depository receipts.

         Preferred Stock. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

         Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower yields than comparable nonconvertible securities. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security's investment value. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument.

         Warrants. Warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that the Trust could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the warrants' expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

         Depository Receipts. The Trust may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by non-U.S. banks and trust companies, that evidence ownership of either non-U.S. or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations of non-U.S. securities.

         Real Estate Investment Trusts. In pursuing its investment strategy, the Trust may invest in shares of REITs. REITs possess certain risks which differ from an investment in common stocks. REITs are financial vehicles that pool investor's capital to purchase or finance real estate. REITs may concentrate their investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes and office buildings. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs. In addition, distributions received by the Trust from REITs may consist of dividends, capital gains, and/or return of capital. As REITs generally pay a higher rate of dividends (on a pre-tax basis) than operating companies, to the extent application of the Trust's investment strategy results in the Trust investing in REIT shares, the percentage of the Trust's dividend income received from REIT shares will likely exceed the percentage of the Trust's portfolio which is comprised of REIT shares. Generally, dividends received by the Trust from REIT shares and distributed to the Trust's shareholders will not constitute "qualified dividend income" eligible for the reduced tax rate applicable to qualified dividend income; therefore, the tax rate applicable to that portion of the dividend income attributable to REIT shares held by the Trust that shareholders of the Trust receive will be taxed at a higher rate than dividends eligible for the reduced tax rate applicable to qualified dividend income.

Strategic Transactions and Risk Management

         Consistent with its investment objectives and policies set forth herein and in its prospectus, and in addition to its option strategy, the Trust may also enter into certain transactions to manage the Trust's risks and to seek to increase the Trust's returns. In particular, the Trust may purchase and sell futures contracts, exchange listed and over-the-counter call and put options on securities, equity and other indices and futures contracts, forward foreign currency contracts, and may enter into various derivative transactions (collectively, "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of the Trust's portfolio resulting from fluctuations in the securities markets and changes in interest rates, to protect the Trust's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes and to establish a position in the securities markets as a temporary substitute for purchasing particular securities. Any or all of these Strategic Transactions may be used at any time. There is no particular strategy that requires use of one technique rather than another. Use of any Strategic Transaction is a function of market conditions. The ability of the Trust to manage them successfully will depend on the Advisors' ability to predict pertinent market movements as well as sufficient correlation among the instruments, which cannot be assured. The Strategic Transactions that the Trust may use are described below. Although the Trust recognizes it is not likely that it will use certain of these strategies in light of its investment policies, it nevertheless describes them here because the Trust may seek to use these strategies in certain circumstances.

         Futures Contracts and Options on Futures Contracts. In connection with its Strategic Transactions and other risk management strategies, the Trust may also enter into contracts for the purchase or sale for future delivery ("futures contracts") of securities, aggregates of securities or indices or prices thereof, other financial indices and U.S. Government debt securities or options on the above.

         Calls on Securities, Indices and Futures Contracts. In addition to its option strategy, in order to enhance income or reduce fluctuations on net asset value, the Trust may sell or purchase call options ("calls") on securities and indices based upon the prices of futures contracts and debt or equity securities that are traded on U.S. and non-U.S. securities exchanges and in the over-the-counter markets. A call option gives the purchaser of the option the right to buy, and obligates the seller to sell, the underlying security, futures contract or index at the exercise price at any time or at a specified time during the option period. All such calls sold by the Trust must be "covered" as long as the call is outstanding (i.e., the Trust must own the instrument subject to the call or other securities or assets acceptable for applicable segregation and coverage requirements). A call sold by the Trust exposes the Trust during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security, index or futures contract and may require the Trust to hold an instrument which it might otherwise have sold. The purchase of a call gives the Trust the right to buy a security, futures contract or index at a fixed price. Calls on futures on securities must also be covered by assets or instruments acceptable under applicable segregation and coverage requirements.

         Puts on Securities, Indices and Futures Contracts. In addition to its option strategy, the Trust may purchase put options ("puts") that relate to securities (whether or not it holds such securities in its portfolio), indices or futures contracts. For the same purposes, the Trust may also sell puts on securities, indices or futures contracts on such securities if the Trust's contingent obligations on such puts are secured by segregated assets consisting of cash or liquid debt securities having a value not less than the exercise price. In selling puts, there is a risk that the Trust may be required to buy the underlying security at a price higher than the current market price.

         New Products. The financial markets continue to evolve and financial products continue to be developed. The Trust reserves the right to invest in new financial products as they are developed or become more widely accepted. As with any new financial product, these products will entail risks, including risks to which the Trust currently is not subject.

         Appendix A contains further information about the characteristics, risks and possible benefits of Strategic Transactions and the Trust's other policies and limitations (which are not fundamental policies) relating to investment in futures contracts and options. The principal risks relating to the use of futures contracts and other Strategic Transactions are: (a) less than perfect correlation between the prices of the instrument and the market value of the securities in the Trust's portfolio; (b) possible lack of a liquid secondary market for closing out a position in such instruments; (c) losses resulting from interest rate or other market movements not anticipated by the Advisors; and (d) the obligation to meet additional variation margin or other payment requirements, all of which could result in the Trust being in a worse position than if such techniques had not been used.

         Certain provisions of the Code may restrict or affect the ability of the Trust to engage in Strategic Transactions. See "Tax Matters."

                    OTHER INVESTMENT POLICIES AND TECHNIQUES

Restricted and Illiquid Securities

         Certain of the Trust's investments may be illiquid. Illiquid securities are subject to legal or contractual restrictions on disposition or lack an established secondary trading market. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale.

When-Issued and Forward Commitment Securities

         The Trust may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis in order to acquire the security or to offset against anticipated changes in interest rates and prices. When such transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but the Trust will enter into when-issued and forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. If the Trust disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it might incur a gain or loss. At the time the Trust enters into a transaction on a when-issued or forward commitment basis, it will designate on its books and records cash or liquid debt securities equal to at least the value of the when-issued or forward commitment securities. The value of these assets will be monitored daily to ensure that their marked to market value will at all times equal or exceed the corresponding obligations of the Trust. There is always a risk that the securities may not be delivered and that the Trust may incur a loss. Settlements in the ordinary course, which may take substantially more than five business days, are not treated by the Trust as when-issued or forward commitment transactions and accordingly are not subject to the foregoing restrictions.

Reverse Repurchase Agreements

         The Trust may enter into reverse repurchase agreements with respect to its portfolio investments subject to the investment restrictions set forth herein. Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement by the Trust to repurchase the securities at an agreed upon price, date and interest payment. At the time the Trust enters into a reverse repurchase agreement, it may designate on its books and records liquid instruments having a value not less than the repurchase price (including accrued interest). If the Trust establishes and maintains such a segregated account, a reverse repurchase agreement will not be considered a borrowing by the Trust; however, under certain circumstances in which the Trust does not establish and maintain such a segregated account, such reverse repurchase agreement will be considered a borrowing for the purpose of the Trust's limitation on borrowings. The use by the Trust of reverse repurchase agreements involves many of the same risks of leverage since the proceeds derived from such reverse repurchase agreements may be invested in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities acquired in connection with the reverse repurchase agreement may decline below the price of the securities the Trust has sold but is obligated to repurchase. Also, reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Trust in connection with the reverse repurchase agreement may decline in price.

         If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Trust's obligation to repurchase the securities, and the Trust's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Trust would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

Repurchase Agreements

         As temporary investments, the Trust may invest in repurchase agreements. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed-upon repurchase price determines the yield during the Trust's holding period. Repurchase agreements are considered to be loans collateralized by the underlying security that is the subject of the repurchase contract. The Trust will only enter into repurchase agreements with registered securities dealers or domestic banks that, in the opinion of the Advisor, present minimal credit risk. The risk to the Trust is limited to the ability of the issuer to pay the agreed-upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed-upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest. In the event of default, the collateral may be sold but the Trust might incur a loss if the value of the collateral declines, and might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Trust may be delayed or limited. The Advisor will monitor the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that such value always equals or exceeds the agreed-upon repurchase price. In the event the value of the collateral declines below the repurchase price, the Advisor will demand additional collateral from the issuer to increase the value of the collateral to at least that of the repurchase price, including interest.

Lending of Securities

         The Trust may lend its portfolio securities to banks or dealers which meet the creditworthiness standards established by the board of trustees of the Trust ("Qualified Institutions"). By lending its portfolio securities, the Trust attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust. The Trust may lend its portfolio securities so long as the terms and the structure of such loans are not inconsistent with requirements of the Investment Company Act and any rules promulgated under or exemptive relief from, the Investment Company Act. The Investment Company Act currently requires that (i) the borrower pledge and maintain with the Trust collateral consisting of cash, a letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the U.S. government having a value at all times not less than 100% of the value of the securities loaned; (ii) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the value of the loan is "marked to the market" on a daily basis); (iii) the loan be made subject to termination by the Trust at any time; and (iv) the Trust receive reasonable interest on the loan (which may include the Trust's investing any cash collateral in interest bearing short term investments), any distributions on the loaned securities and any increase in their market value. The Trust will not lend portfolio securities if, as a result, the aggregate of such loans exceeds 33?% of the value of the Trust's total assets (including such loans). Loan arrangements made by the Trust will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of five business days. All relevant facts and circumstances, including the creditworthiness of the Qualified Institution, will be monitored by the Advisors, and will be considered in making decisions with respect to lending securities, subject to review by the Trust's board of trustees. In addition, voting rights may pass with the loaned securities, but if a material event were to occur affecting such a loan, the loan must be called and the securities voted.

         The Trust will lend securities through an affiliate of BlackRock pursuant to the terms of an exemptive order under the Investment Company Act pursuant to which the affiliate will receive compensation at market rates.

                             MANAGEMENT OF THE TRUST

Investment Management Agreement

         Although BlackRock Advisors, LLC ("BlackRock Advisors") intends to devote such time and effort to the business of the Trust as is reasonably necessary to perform its duties to the Trust, the services of BlackRock Advisors are not exclusive and BlackRock Advisors provides similar services to other investment companies and other clients and may engage in other activities.

         The investment management agreement also provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, BlackRock Advisors is not liable to the Trust or any of the Trust's shareholders for any act or omission by BlackRock Advisors in the supervision or management of its respective investment activities or for any loss sustained by the Trust or the Trust's shareholders and provides for indemnification by the Trust of BlackRock Advisors, its directors, officers, employees, agents and control persons for liabilities incurred by them in connection with their services to the Trust, subject to certain limitations and conditions.

         The investment management agreement was approved by the Trust's board
of trustees at an "in person" meeting of the board of trustees held on        ,
2007 including a majority of the trustees who are not parties to the agreement or interested persons of any such party (as such term is defined in the Investment Company Act). The agreement provides for the Trust to pay a management fee at an annual rate equal to % of the average daily value of the Trust's net assets. In approving the investment management agreement, the board of trustees considered, among other things, the nature and quality of services to be provided by BlackRock Advisors, the profitability to BlackRock Advisors of its relationship with the Trust, economies of scale and comparative fees and expense ratios.

         The investment management agreement was approved by the sole common
shareholder of the Trust as of      , 2007. The investment management agreement
will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Trust's board of trustees or the vote of a majority of the securities of the Trust at the time outstanding and entitled to vote (as such term is defined in the Investment Company Act) and (2) by the vote of a majority of the trustees who are not parties to the investment management agreement or interested persons (as such term is defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The investment management agreement may be terminated as a whole at any time by the Trust, without the payment of any penalty, upon the vote of a majority of the Trust's board of trustees or a majority of the outstanding voting securities of the Trust or by BlackRock Advisors, on 60 days' written notice by either party to the other which can be waived by the non-terminating party. The investment management agreement will terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

Sub-Investment Advisory Agreement

         Pursuant to a separate sub-investment advisory agreement ("the sub-investment advisory agreement"), BlackRock Advisors has appointed BlackRock Capital Management, Inc. (the "Sub-Advisor") to perform the day-to-day investment management of the Trust. BlackRock Advisors will pay a sub-advisory fee equal to BlackRock Capital Management, Inc. equal to % of the management fee. In addition, with the approval of the board of trustees, including a majority of the independent trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Trust operations (other than the provision of services required under the investment management agreement) of all personnel employed by BlackRock Advisors who devote substantial time to Trust operations may be reimbursed, at cost, to BlackRock Advisors by the Trust. BlackRock Advisors currently anticipates that it may be reimbursed for employees who provide pricing, secondary market support and compliance services to the Trust, subject to the approval of the board of trustees, including a majority of the independent trustees.

         The sub-investment advisory agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, the Trust will indemnify the Sub-Advisor, its directors, officers, employees, agents, associates and control persons for liabilities incurred by it in connection with their services to the Trust, subject to certain limitations.

         Although the Sub-Advisor intends to devote such time and effort to the business of the Trust as is reasonably necessary to perform its duties to the Trust, the services of the Sub-Advisor are not exclusive and the Sub-Advisor provides similar services to other investment companies and other clients and may engage in other activities.

         The sub-investment advisory agreement was approved by the Trust's board of trustees at an "in person" meeting held on , 2007, including a majority of the Trustees who are not parties to the agreements or interested persons of any such party (as such term is defined in the Investment Company Act). In approving the sub-investment advisory agreement, the board of trustees considered, among other things, the nature and quality of services to be provided by BlackRock Capital Management, Inc., the profitability to BlackRock Capital Management, Inc. of its relationship with the Trust, economies of scale and comparative fees and expense ratios.

         The sub-investment advisory agreement was approved by the sole common
shareholder of the Trust as of     , 2007. The sub-investment advisory agreement
will continue in effect for a period of two years from its effective date, and if not sooner terminated, will continue in effect for successive periods of 12 months thereafter, provided that each continuance is specifically approved at least annually by both (1) the vote of a majority of the Trust's board of trustees or the vote of a majority of the outstanding voting securities of the Trust at the time outstanding and entitled to vote (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees who are not parties to such agreement or interested persons (as such term is defined in the Investment Company Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The sub-investment advisory agreement may be terminated as a whole at any time by the Trust or by BlackRock Advisors without the payment of any penalty, upon the vote of a majority of the Trust's board of trustees or a majority of the outstanding voting securities of the Trusts, or the Sub-Advisor, on 60 days' written notice by any party to the other (which may be waived by the non-terminating party). The sub-investment advisory agreement will also terminate automatically in the event of its assignment (as such term is defined in the Investment Company Act and the rules thereunder).

Matters Considered by the Board

         A discussion regarding the basis for the approval of the respective initial and successor investment management and sub-investment advisory agreement by the Board will be available in the Trust's report to shareholders for the period ending , 2007.

Trustees and Officers

         The officers of the Trust manage its day-to-day operations. The officers are directly responsible to the Trust's board of trustees which sets broad policies for the Trust and chooses its officers. Below is a list of the trustees and officers of the Trust and their present positions and principal occupations during the past five years. The business address of the Trust, BlackRock Advisors and their board members and officers is 100 Bellevue Parkway, Wilmington, Delaware 19809, unless specified otherwise below.

         The trustees listed below are either trustees or directors of other closed-end funds in which BlackRock Advisors acts as investment advisor.


Name, Address, Age         Term of Office   Principal Occupation During the      Number of   Other Directorships Held by
and Position(s) Held       and Length of    Past Five Years and Other           Portfolios   Trustee
With Registrant            Time Served      Affiliations                         in Fund     --------
-------------------        -------------    -----------------------------        Complex
                                                                               Overseen by
                                                                                 Trustee*
                                                                                ----------
INDEPENDENT
TRUSTEES:

INTERESTED
TRUSTEE:


--------------------
*      Includes the Trust.




OFFICERS

Name and Age             Title                  Principal Occupation During the Past Five Years
------------             -----                  and Other Affiliations
                                                ----------------------





Share Ownership

Name of Trustee                                      Dollar Range of Equity                         Aggregate Dollar Range of
---------------                                     Securities in the Trust(*)                              Equity Securities
                                                    --------------------------             Overseen by Trustees in the Family
                                                                                        of Registered Investment Companies(*)
                                                                                        -------------------------------------


--------------------
(*)      As of December 31, 2006. The trustees do not own shares in the Trust as the Trust has no operating history.


Compensation of Trustees

         The fees and expenses of the Independent Trustees of the Trust are paid by the Trust. The trustees who are members of the BlackRock organization receive no compensation from the Trust. It is estimated that the Independent Trustees will receive from the Trust the amounts set forth before the Trust's calendar year ending December 31, 2007, assuming the Trust will have been in existence for the full calendar year.


                         Estimated Compensation        Total Compensation from the Trust and
Name of Board Member             from the Trust        Fund Complex Paid to Board Members(1)
--------------------             --------------        -------------------------------------




--------------------
(1) Estimates the total compensation to be earned by that person during the calendar year ending December 31, 2007 from the closed-end funds advised by the Advisor (the "Fund Complex").

         The Trust shall pay a pro rata portion (based on relative net assets) of the following trustee fees paid by the Fund Complex: (i) $190,000 per annum for each Independent Trustee as a retainer and (ii) $3,000 per day for each Independent Trustee for each special meeting of each board in the Fund Complex (i.e., any meeting, whether telephonic or in person, other than one of the six regularly scheduled meetings of each board per year) attended. Each Independent Trustee shall also be entitled to reimbursement for all of his or her out-of-pocket expenses in attending each meeting of the board of trustees of the
Trust and any committee thereof.         will receive an additional $60,000 per
annum from the Fund Complex for acting as the lead trustee for each board of trustees/directors in the Fund Complex plus an additional $60,000 per annum for
his service as chairman of the Audit Committee. Messrs.     and     will receive
an additional $30,000 per annum from the Fund Complex for their service on the
Audit Committee of the Fund Complex. This additional compensation to Messrs.   ,
and       will be allocated among the funds/trusts in the Fund Complex based on their relative net assets. Certain of the above fees paid to the Independent Trustees will be subject to mandatory deferrals pursuant to the Fund Complex's deferred compensation plan. The Independent Trustees have agreed that at least $30,000 of their $190,000 retainer will be mandatorily deferred pursuant to the Fund Complex's deferred compensation plan. Also, members of the Audit Committee of the Fund Complex will be required to defer $20,000 of the per annum fee they will receive for their services on the Audit Committee pursuant to the Fund Complex's deferred compensation plan. Under the deferred compensation plan, deferred amounts earn a return for the Independent Trustees as though equivalent dollar amounts had been invested in common shares of certain other funds/trusts in the Fund Complex selected by the Independent Trustees. This has approximately the same economic effect for the Independent Trustees as if they had invested the deferred amounts in such other funds/trusts. The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of a fund/trust. A fund/trust may, however, elect to invest in common shares of those funds/trusts selected by the Independent Trustee in order to match its deferred compensation obligations.

         The board of trustees of the Trust currently has five committees: an Executive Committee, an Audit Committee, a Governance Committee, a Compliance Committee and a Portfolio Review Committee.

         The Executive Committee consists of Messrs.      and       and acts in
accordance with the powers permitted to such a committee under the Agreement and Declaration of Trust and the By-Laws of the Trust. The Executive Committee, subject to the Trust's Agreement and Declaration of Trust, By-Laws and applicable law, acts on behalf of the full board of trustees in the intervals between meetings of the board.

         The Audit Committee consists of Messrs.     ,         an. The Audit
Committee acts according to the Audit Committee charter. Mr.        has been
appointed as Chairman of the Audit Committee. The Audit Committee is responsible for reviewing and evaluating issues related to the accounting and financial reporting policies of the Trust, overseeing the quality and objectivity of the Trust's financial statements and the audit thereof and acting as a liaison between the board of trustees and the Trust's independent accountants. The board of trustees of the Trust has determined that the Trust has two audit committee
financial experts serving on its Audit Committee, Messrs.     and      , each
of whom is independent for the purpose of the definition of audit committee financial expert as applicable to the Trust.

         The Governance Committee consists of all of the Independent Trustees. The Governance Committee acts in accordance with the Governance Committee
charter. Mr.        has been appointed as Chairman of the Governance Committee.
The Governance Committee performs those functions enumerated in the Governance Committee charter including, but not limited to, making nominations for the appointment or election of Independent Trustees including shareholder nominees, reviewing Independent Trustee compensation, retirement policies and personnel training policies and administrating the provisions of the Code of Ethics applicable to the Independent Trustees.

         The Governance Committee will consider trustee candidates recommended by shareholders. In considering candidates submitted by shareholders, the Governance Committee will take into consideration the needs of the Board and the qualifications of the candidate. The Governance Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Governance Committee, a shareholder must submit the recommendation in writing and must include:

     o The name of the shareholder and evidence of the person's ownership of shares of the Trust, including the number of shares owned and the length of time of ownership; and

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a trustee of the Trust and the person's consent to be named as a trustee if selected by the Governance Committee and nominated by the Board.

The shareholder recommendation and information described above must be sent to the Corporate Secretary, c/o BlackRock, P.O. Box 4546, New York, New York 10163.

         The Compliance Committee consists of all of the Independent Trustees. The Compliance Committee acts according to the Compliance Committee charter.
Mr.            has been appointed as Chairman of the Compliance Committee.
The Compliance Committee performs those functions enumerated in the Compliance Committee charter, including, but not limited to, supporting the Independent Trustees in acting independently of BlackRock Advisors in pursuing the best interests of the Trust and its shareholders, receiving information on and, where appropriate, recommending policies concerning the Trust's compliance with applicable law, and receiving reports from and making certain recommendations in respect of the Trust's Chief Compliance Officer.

         The Portfolio Review Committee consists of all of the Trustees. The Portfolio Review Committee acts in accordance with the Portfolio Review Committee charter. The Portfolio Review Committee performs those functions enumerated in the Portfolio Review Committee charter, including, but not limited to, supporting the Independent Trustees in acting independently of BlackRock in pursuing the best interests of the Trust and its shareholders, developing an understanding of and reviewing the investment objective, policies and practices of the Trust, and reviewing with respect to the Trust: (a) whether the Trust has complied with its investment policies and restrictions as reflected in its prospectus and Statement of Additional Information, (b) appropriate benchmarks and competitive universes, (c) investment performance,
(d) unusual or exceptional investment matters, and (e) other matters bearing on the Trust's investment results.

         As the Trust is a closed-end investment company with no prior investment operations, no meetings of the above committees have been held in the current fiscal year, provided that the Governance Committee has acted by written consent to form the Audit Committee which, in turn, met in connection with the organization of the Trust to select the Trust's independent registered public accounting firm.

         Prior to this offering, all of the outstanding shares of the Trust were owned by an affiliate of BlackRock Advisors.


Proxy Voting Policies

         The board of trustees of the Trust has delegated the voting of proxies for Trust securities to BlackRock pursuant to BlackRock's proxy voting guidelines. Under these guidelines, BlackRock will vote proxies related to Trust securities in the best interests of the Trust and its shareholders. A copy of BlackRock's proxy voting policy is attached as Appendix B to this Statement of Additional Information.

Codes of Ethics

         The Trust, the Advisor and the Sub-Advisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Trust. These codes can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-942-8090. These codes of ethics are available on the EDGAR Database on the Securities and Exchange Commission's web site (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102.


Investment Advisor and Sub-Advisor

         BlackRock Advisors acts as the Trust's investment advisor and BlackRock Capital Management, Inc. acts as the Trust's investment sub-advisor. BlackRock Advisors, located at 100 Bellevue Parkway, Wilmington, Delaware 19809, and BlackRock Capital Management, Inc., located at 100 Bellevue Parkway, Wilmington, Delaware 19809, are wholly owned subsidiaries of BlackRock, Inc. BlackRock, Inc. is one of the world's largest publicly traded investment management firms. As of December 31, 2006, the assets under management of BlackRock, Inc. were $1.125 trillion. The firm manages assets on behalf of institutions and individuals worldwide through a variety of equity, fixed income, cash management and alternative investment products. In addition, a growing number of institutional investors use BlackRock Solutions(R) investment system, risk management and financial advisory services.

         The BlackRock organization has over 18 years of experience managing closed-end products and, as of December 31, 2006, advised a closed-end family of 103 active funds with approximately $43.4 billion in assets. BlackRock Advisors and its affiliated entities had $282 billion in equity assets under management as of December 31, 2006, including $7.8 billion in assets across 13 equity closed-end funds. Headquartered in New York City, the firm has over 4,700 employees in 18 countries and a major presence in key global markets, including the United States, Europe, Asia, Australia and the Middle East.


Portfolio Managers

         As of December 31, 2006, Thomas Callan managed or was a member of the management team for the following client accounts:


                                                                                             Number of
                                                                                              Accounts           Assets
                                                                                          Subject to a     Subject to a
                                                              Number of      Assets of     Performance      Performance
                                                               Accounts       Accounts             Fee              Fee
                                                               --------       --------             ---              ---

Registered Investment Companies........................                              $
Pooled Investment Vehicles Other Than Registered
  Investment Companies.................................                              $
Other Accounts.........................................                              --             --               --


         As of December 31, 2006, Michael Carey managed or was a member of the management team for the following client accounts:


                                                                                             Number of
                                                                                              Accounts           Assets
                                                                                          Subject to a     Subject to a
                                                              Number of      Assets of     Performance      Performance
                                                               Accounts       Accounts             Fee              Fee
                                                               --------       --------             ---              ---

Registered Investment Companies........................                              $
Pooled Investment Vehicles Other Than Registered
  Investment Companies.................................                              $
Other Accounts.........................................                              --             --              --


         As of December 31, 2006, Ian Jamieson managed or was a member of the management team for the following client accounts:


                                                                                           Number of
                                                                                            Accounts           Assets
                                                                                        Subject to a     Subject to a
                                                           Number of       Assets of     Performance      Performance
                                                            Accounts        Accounts             Fee              Fee
                                                            --------        --------             ---              ---

Registered Investment Companies........................                            $
Pooled Investment Vehicles Other Than Registered
  Investment Companies.................................                            $
Other Accounts.........................................                            --            --               --

BlackRock Compliance

         BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Trust, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Trust. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Trust. Actions with respect to securities of the same kind may be the same as or different from the action which BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Trust.

         As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.


BlackRock Portfolio Manager Compensation--Equity Portfolio Managers

         The elements of total compensation for portfolio managers on BlackRock's equity team include a fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide these portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, compensation levels for these portfolio managers fluctuate--both up and down--with the relative investment performance of the portfolios that they manage.

         Base Compensation. Like that of many asset management firms, base salaries represent a relatively small portion of a portfolio manager's total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

         Performance-Based Compensation. BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, BlackRock and its affiliates portfolio manager incentive compensation is based on a formulaic compensation program. BlackRock's formulaic portfolio manager compensation program includes: investment performance relative to the MSCI World Index, the 10-year United States Treasury note, certain customized indices and fund industry peer groups. Portfolio managers are compensated based on the pre-tax performance of the products they manage. Investment performance is calculated for one-, three- and five-year periods; if a portfolio manager's tenure is less than five years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. A discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. BlackRock and its affiliates also consider the extent to which individuals exemplify and foster BlackRock's principles of client focus, respect for the individual, teamwork, responsible citizenship and integrity. All factors are considered collectively by BlackRock management.

         Cash Bonus--Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for portfolio managers.

         Stock Bonus--A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of BlackRock stock. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year "at risk" based on the company's ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future BlackRock stock price performance. As such, the stock bonus aligns each portfolio manager's financial interests with those of the BlackRock shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the "downside risk" and "upside opportunity" of the company's performance. Portfolio managers therefore have a direct incentive to protect BlackRock's reputation for integrity.

         Other Compensation Programs--Portfolio managers who meet relative investment performance and financial management objectives during a performance year are eligible to participate in a deferred cash program. Awards under this program are in the form of deferred cash that may be benchmarked to a menu of BlackRock mutual funds (including their own fund) during a five-year vesting period. The deferred cash program aligns the interests of participating portfolio managers with the investment results of BlackRock products and promotes continuity of successful portfolio management teams.

         Other Benefits--Portfolio managers are also eligible to participate in broad-based plans offered generally to employees of BlackRock and its affiliates, including broad-based retirement, 401(k), health, and other employee benefit plans.


Securities Ownership of Portfolio Managers

         The Trust is a newly-organized investment company. Accordingly, as of the date of this Statement of Additional Information, none of the portfolio managers beneficially owns any securities issued by the Trust.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisors are responsible for decisions to buy and sell securities for the Trust, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions. The Trust will generally purchase securities on a stock exchange effected through brokers who charge a commission for their services. The Trust may also invest in securities that are traded principally in the over-the-counter market. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of such securities usually includes a mark-up to the dealer. Securities purchased in underwritten offerings generally include in the price a fixed amount of compensation for the manager(s), underwriter(s) and dealer(s). The Trust may also purchase certain money market instruments directly from an issuer, in which case no commissions or discounts are paid.

         Payments of commissions to brokers who are affiliated persons of the Trust (or affiliated persons of such persons) will be made in accordance with Rule 17e-1 under the Investment Company Act. Commissions paid on such transactions would be commensurate with the rate of commissions paid on similar transactions to brokers that are not so affiliated.

         The Advisor and the Sub-Advisor may, consistent with the interests of the Trust, select brokers on the basis of the research, statistical and pricing services it provides to the Trust and the Advisor's or the Sub-Advisor's other clients. Such research, statistical and/or pricing services must provide lawful and appropriate assistance to the Advisor's or Sub-Advisor's investment decision making process in order for such research, statistical and/or pricing services to be considered by the Advisor or Sub-Advisor in selecting a broker. These research services may include information on securities markets, the economy, individual companies, pricing information, research products and services and such other services as may be permitted from time to time by
Section 28(e) of the Securities Exchange Act of 1934, as amended. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Advisor and Sub-Advisor under their respective contracts. A commission paid to such brokers may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Advisor or Sub-Advisor determine in good faith that such commission is reasonable in terms either of the transaction or the overall responsibility of the Advisor or Sub-Advisor to the Trust and its other clients and that the total commissions paid by the Trust will be reasonable in relation to the benefits to the Trust over the long-term. The advisory fees that the Trust pays to the Advisor will not be reduced as a consequence of the Advisor's or Sub-Advisor's receipt of brokerage and research services. To the extent that portfolio transactions are used to obtain such services, the brokerage commissions paid by the Trust will exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Advisor or Sub-Advisor in serving one or more of their other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Advisor or Sub-Advisor in carrying out their obligations to the Trust. While such services are not expected to reduce the expenses of the Advisor or Sub-Advisor, the Advisor and Sub-Advisor would, through use of the services, avoid the additional expenses that would be incurred if they should attempt to develop comparable information through their own staffs. Commission rates for brokerage transactions on foreign stock exchanges are generally fixed.

         One or more of the other investment companies or accounts that the Advisor and/or the Sub-Advisor manage may own from time to time some of the same investments as the Trust. Investment decisions for the Trust are made independently from those of such other investment companies or accounts; however, from time to time, the same investment decision may be made for more than one company or account. When two or more companies or accounts seek to purchase or sell the same securities, the securities actually purchased or sold will be allocated among the companies and accounts on a good faith equitable basis, usually on a pro rata basis, by the Advisor and/or the Sub-Advisor in their discretion in accordance with the accounts' various investment objectives. Such allocations are based upon the written procedures of the Advisor and/or Sub-Advisor, which have been reviewed and approved by the board of trustees. In some cases, this system may adversely affect the price or size of the position obtainable for the Trust. In other cases, however, the ability of the Trust to participate in volume transactions may produce better execution for the Trust. It is the opinion of the Trust's board of trustees that this advantage, when combined with the other benefits available due to the Advisor's or the Sub-Advisor's organization, outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.

         The Advisor and its affiliates manage investments for clients from offices located around the world. As a result, purchases and sales of securities may be executed through different trading desks or on different exchanges or markets through out the day, resulting in transactions in the same security being effected at different prices over a 24 hour period.

         It is not the Trust's policy to engage in transactions with the objective of seeking profits from short-term trading. However, the annual portfolio turnover rate of the Trust may be greater than 100%. Because it is difficult to predict accurately portfolio turnover rates, actual turnover may be higher or lower. Higher portfolio turnover results in increased Trust costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of securities and on the reinvestment in other securities.


                             DESCRIPTION OF SHARES


Common Shares

         The Trust intends to hold annual meetings of shareholders so long as the common shares are listed on a national securities exchange and such meetings are required as a condition to such listing. All common shares are equal as to dividends, assets and voting privileges and have no conversion, preemptive or other subscription rights. The Trust will send annual and semi-annual reports, including financial statements, to all holders of its shares.

Preferred Shares

         Although the Trust does not currently intend to issue preferred shares, the Agreement and Declaration of Trust provides that the Trust's board of trustees may authorize and issue preferred shares (the "Preferred Shares") with rights as determined by the board of trustees, by action of the board of trustees without the approval of the holders of the common shares. Holders of common shares have no preemptive right to purchase any Preferred Shares that might be issued. Whenever Preferred Shares are outstanding, the holders of common shares will not be entitled to receive any distributions from the Trust unless all accrued dividends on Preferred Shares have been paid, unless asset coverage (as defined in the Investment Company Act) with respect to Preferred Shares would be at least 200% after giving effect to the distributions and unless certain other requirements imposed by any rating agencies rating the Preferred Shares have been met.

         Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Trust, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to holders of common shares. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Trust.

         Voting Rights. The Investment Company Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of common shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Trust at any time two years' dividends on any Preferred Shares are unpaid. The Investment Company Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to (1) adopt any plan of reorganization that would adversely affect the Preferred Shares, and (2) take any action requiring a vote of security holders under Section 13(a) of the Investment Company Act, including, among other things, changes in the Trust's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. As a result of these voting rights, the Trust's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The board of trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law, holders of Preferred Shares will have equal voting rights with holders of common shares (one vote per share, unless otherwise required by the Investment Company Act) and will vote together with holders of common shares as a single class.

         The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

         Redemption, Purchase and Sale of Preferred Shares by the Trust. The terms of any Preferred Shares would typically provide that (1) they are redeemable by the Trust in whole or in part at the original purchase price per share plus accrued dividends per share, (2) the Trust may tender for or purchase Preferred Shares and (3) the Trust may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Trust will reduce the leverage applicable to the common shares, while any resale of shares by the Trust will increase that leverage.

         The discussion above describes the possible offering of Preferred Shares by the Trust. If the board of trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Trust's Agreement and Declaration of Trust. The board of trustees, without the approval of the holders of common shares, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

         The Trust may apply for ratings for any Preferred Shares from Moody's, S&P or Fitch. In order to obtain and maintain the required ratings, the Trust will be required to comply with investment quality, diversification and other guidelines established by Moody's and/or S&P. Such guidelines will likely be more restrictive than the restrictions otherwise applicable to the Trust as described in the Trust's prospectus or above in this Statement of Additional Information. The Trust does not anticipate that such guidelines would have a material adverse effect on the Trust's holders of common shares or its ability to achieve its investment objective. The Trust anticipates that any Preferred Shares that it issues would be initially given the highest ratings by Moody's ("Aaa") or by S&P ("AAA"), but no assurance can be given that such ratings will be obtained. No minimum rating is required for the issuance of Preferred Shares by the Trust. Moody's and S&P receive fees in connection with their ratings issuances.


Other Shares

         The board of trustees (subject to applicable law and the Trust's Agreement and Declaration of Trust) may authorize an offering, without the approval of the holders of either common shares or Preferred Shares, of other classes of shares, or other classes or series of shares, as they determine to be necessary, desirable or appropriate, having such terms, rights, preferences, privileges, limitations and restrictions as the board of trustees see fit. The Trust currently does not expect to issue any other classes of shares, or series of shares, except for the common shares and the Preferred Shares.


                          REPURCHASE OF COMMON SHARES

         The Trust is a closed-end management investment company and as such its shareholders will not have the right to cause the Trust to redeem their shares. Instead, the Trust's common shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), net asset value, call protection, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than net asset value, the Trust's board of trustees may consider action that might be taken to reduce or eliminate any material discount from net asset value in respect of common shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Trust to an open-end investment company. The board of trustees may decide not to take any of these actions. In addition, there can be no assurance that share repurchases or tender offers, if undertaken, will reduce market discount.

         Notwithstanding the foregoing, at any time when the Trust's Preferred Shares are outstanding, the Trust may not purchase, redeem or otherwise acquire any of its common shares unless (1) all accrued Preferred Shares dividends have been paid and (2) at the time of such purchase, redemption or acquisition, the net asset value of the Trust's portfolio (determined after deducting the acquisition price of the common shares) is at least 200% of the liquidation value of the outstanding Preferred Shares (expected to equal the original purchase price per share plus any accrued and unpaid dividends thereon). Any service fees incurred in connection with any tender offer made by the Trust will be borne by the Trust and will not reduce the stated consideration to be paid to tendering shareholders.

         Subject to its investment restrictions, the Trust may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Trust in anticipation of share repurchases or tenders will reduce the Trust's net income. Any share repurchase, tender offer or borrowing that might be approved by the Trust's board of trustees would have to comply with the Securities Exchange Act of 1934, as amended, the Investment Company Act and the rules and regulations thereunder.

         Although the decision to take action in response to a discount from net asset value will be made by the board of trustees at the time it considers such issue, it is the board's present policy, which may be changed by the board of trustees, not to authorize repurchases of common shares or a tender offer for such shares if: (1) such transactions, if consummated, would (a) result in the delisting of the common shares from the New York Stock Exchange or (b) impair the Trust's status as a regulated investment company under the Code (which would make the Trust a taxable entity, causing the Trust's income to be taxed at the corporate level in addition to the taxation of shareholders who receive dividends from the Trust) or as a registered closed-end investment company under the Investment Company Act; (2) the Trust would not be able to liquidate portfolio securities in an orderly manner and consistent with the Trust's investment objective and policies in order to repurchase shares; or (3) there is, in the board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Trust, (b) general suspension of or limitation on prices for trading securities on the New York Stock Exchange, (c) declaration of a banking moratorium by Federal or state authorities or any suspension of payment by United States or New York banks, (d) material limitation affecting the Trust or the issuers of its portfolio securities by Federal or state authorities on the extension of credit by lending institutions or on the exchange of foreign currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States or (f) other event or condition that would have a material adverse effect (including any adverse tax effect) on the Trust or its shareholders if shares were repurchased. The board of trustees may in the future modify these conditions in light of experience.

         The repurchase by the Trust of its shares at prices below net asset value will result in an increase in the net asset value of those shares that remain outstanding. However, there can be no assurance that share repurchases or tender offers at or below net asset value will result in the Trust's shares trading at a price equal to their net asset value. Nevertheless, the fact that the Trust's shares may be the subject of repurchase or tender offers from time to time, or that the Trust may be converted to an open-end investment company, may reduce any spread between market price and net asset value that might otherwise exist.

         In addition, a purchase by the Trust of its common shares will reduce net assets which would likely have the effect of increasing the Trust's expense ratio.

         Before deciding whether to take any action if the common shares trade below net asset value, the Trust's board of trustees would likely consider all relevant factors, including the extent and duration of the discount, the liquidity of the Trust's portfolio, the impact of any action that might be taken on the Trust or its shareholders and market considerations. Based on these considerations, even if the Trust's shares should trade at a discount, the board of trustees may determine that, in the interest of the Trust and its shareholders, no action should be taken.


                                  TAX MATTERS

         The following discussion is a brief summary of certain U.S. federal income tax considerations affecting the Trust and its shareholders. The discussion reflects applicable tax laws of the United States as of the date of this Statement of Additional Information, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the "IRS") retroactively or prospectively. This discussion assumes that the Trust's shareholders hold their common shares as capital assets for U.S. federal income tax purposes (generally, assets held for investment). No attempt is made to present a detailed explanation of all U.S. federal income tax concerns affecting the Trust and its shareholders (including shareholders owning a large position in the Trust), and the discussions set forth here and in the prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with any specific questions relating to federal, state, local and foreign taxes.


Taxation of the Trust

         The Trust intends to elect and to qualify for special tax treatment afforded to a regulated investment company under Subchapter M of the Code. As long as it so qualifies, in any taxable year in which it meets the distribution requirements described below, the Trust (but not its shareholders) will not be subject to U.S. federal income tax to the extent that it distributes its net investment income and net realized capital gains.

         In order to qualify to be taxed as a regulated investment company, the Trust must, among other things: (i) derive in each taxable year at least 90% of its gross income from (a) dividends, interest (including tax-exempt interest), payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including but not limited to gain from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies and (b) net income derived from interests in certain publicly traded partnerships that are treated as partnerships for U.S. federal income tax purposes and that derive less than 90% of their gross income from the items described in (a) above (each a "Qualified Publicly Traded Partnership"); and
(ii) diversify its holdings so that, at the end of each quarter of each taxable year (a) at least 50% of the value of the Trust's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Trust's total assets and not more than 10% of the outstanding voting securities of such issuer and (b) not more than 25% of the value of the Trust's total assets is invested in the securities of (I) any one issuer (other than U.S. Government securities and the securities of other regulated investment companies), (II) any two or more issuers that the Trust controls and that are determined to be engaged in the same business or similar or related trades or businesses or (III) any one or more Qualified Publicly Traded Partnerships.

         As a regulated investment company, the Trust generally is not subject to U.S. federal income tax on income and gains that it distributes each taxable year to its shareholders, provided that in such taxable year it distributes at least 90% of the sum of (i) its investment company taxable income (which includes, among other items, dividends, interest, the excess of any net short-term capital gain over net long-term capital loss and other taxable income, other than net capital gain (as defined below), reduced by deductible expenses) determined without regard to the deduction for dividends and distributions paid and (ii) its net tax-exempt interest income (the excess of its gross tax-exempt interest income over certain disallowed deductions). For purposes of satisfying the 90% distribution requirement, a distribution will not qualify if it is a "preferential" dividend (i.e., a distribution which is not fully pro rata among shares of the same class or where there is preference to one class of stock as compared with another class except to the extent that such preference exists by reason of the issuance of such shares). The Trust intends to distribute annually all or substantially all of such income.

         The Trust may retain for investment its net capital gain (which consists of the excess of its net long-term capital gain over its net short-term capital loss). However, if the Trust retains any net capital gain or any investment company taxable income, it will be subject to a tax of 35% of such amount. If the Trust retains any net capital gain, it expects to designate the retained amount as undistributed capital gains in a notice to its shareholders, each of whom, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income for U.S. federal income tax purposes its share of such undistributed long-term capital gain,
(ii) will be entitled to credit its proportionate share of the tax paid by the Trust against their U.S. federal income tax liability, if any, and to claim refunds to the extent that the credit exceeds such liability and (iii) will increase its tax basis in its common shares for the Trust by an amount equal to 65% of the amount of undistributed capital gain included in such shareholder's gross income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% federal excise tax at the Trust level. To avoid the excise tax, the Trust must distribute during each calendar year an amount at least equal to the sum of (i) 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Trust's fiscal year), and (iii) certain undistributed amounts from previous years on which the Trust paid no U.S. federal income tax. While the Trust intends to distribute any income and capital gain in the manner necessary to minimize imposition of the 4% federal excise tax, there can be no assurance that sufficient amounts of the Trust's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In that event, the Trust will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirement.

         Dividends and distributions will be treated as paid during the calendar year if it is paid during the calendar year or declared by the Trust in October, November or December of the year, payable to shareholders of record on a date during such a month and paid by the Trust during January of the following year. Any such dividend or distribution paid during January of the following year will be deemed to be received by the Trust's shareholders on December 31 of the year the dividend or distribution was declared, rather than when the dividend or distribution is actually received.

         If the Trust were unable to satisfy the 90% distribution requirement or otherwise were to fail to qualify as a regulated investment company in any year, it would be taxed in the same manner as an ordinary corporation and distributions to the Trust's shareholders would not be deductible by the Trust in computing its taxable income. In such case, distributions generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividend received deduction in the case of corporate shareholders. To qualify again to be taxed as a regulated investment company in a subsequent year, the Trust would be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Trust to the IRS. In addition, if the Trust failed to qualify as a regulated investment company for a period greater than two taxable years, then the Trust would be required to elect to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Trust had been liquidated) or, alternatively, be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

         If the Trust utilizes leverage through borrowings, it may be restricted by loan covenants with respect to the declaration and payment of dividends in certain circumstances. Limits on the Trust's payment of dividends may prevent the Trust from distributing at least 90% of its net income and may therefore jeopardize the Trust's qualification for taxation as a regulated investment company and/or may subject the Trust to the nondeductible 4% federal excise tax. The Trust will endeavor to avoid restrictions on its ability to make dividend payments.

         Gain or loss on the sales of securities by the Trust will generally be long-term capital gain or loss if the securities have been held by the Trust for more than one year. Gain or loss on the sale of securities held for one year or less will be short-term capital gain or loss.

         The Trust's investment in so-called "section 1256 contracts," such as regulated futures contracts, certain foreign currency contracts, options on most stock indices and any listed nonequity options, are subject to special tax rules. Any such section 1256 contracts held by the Trust at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Trust's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Trust from positions in section 1256 contracts closed during the taxable year. Provided such positions are held as capital assets and are not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Trust.

         Certain of the Trust's investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, including the dividends received deduction, (ii) convert lower taxed long-term capital gains and qualified dividend income into higher taxed short-term capital gains or ordinary income, (iii) convert ordinary loss or a deduction into capital loss (the deductibility of which is more limited), (iv) cause the Trust to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, (vi) adversely alter the characterization of certain complex financial transactions and (vii) produce income that will not qualify as good income for purposes of the 90% annual gross income requirement described above. The Trust will monitor its transactions and may make certain tax elections and may be required to borrow money or dispose of securities to mitigate the effect of these rules and prevent disqualification of the Trust as a regulated investment company.

         Because the Trust may invest in foreign securities, its income from such securities may be subject to non-U.S. taxes. Tax conventions may reduce or eliminate such taxes. Due to the makeup of the Trust's investment portfolio, shareholders will not be entitled to claim a credit or deduction with respect to such foreign taxes. However, if the Trust invests more than 50% of its total assets in non-U.S. securities as of year-end, the Trust may elect to have its foreign tax deduction or credit for foreign taxes paid with respect to qualifying taxes to be taken by its shareholders instead of on its own tax return. If the Trust so elects, each shareholder shall include in gross income, and also treat as paid by him, his proportionate share of the foreign taxes paid by the Trust. If the Trust makes this election, it will furnish its shareholders with a written notice after the close of the taxable year.


Taxation of Shareholders

         Distributions paid by the Trust from its investment company taxable income, which includes the excess of net short-term capital gains over net long-term capital losses (together referred to hereinafter as "ordinary income dividends"), are generally taxable to you as ordinary income to the extent of the Trust's earnings and profits. Such distributions (if designated by the Trust) may, however, qualify (provided holding periods and other requirements are met) (i) for the dividends received deduction in the case of corporate shareholders to the extent that the Trust's income consists of dividend income from United States corporations, and (ii) for taxable years through December 31, 2010, as "qualified dividend income" eligible for the reduced maximum U.S. federal tax rate to individuals of generally 15% (5% for individuals in lower tax brackets) to the extent that the Trust receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive tax treaty with the United States, or whose stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation does not include a foreign corporation which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a "passive foreign investment company," as defined in the Code. If the Trust lends portfolio securities, the amount received by the Trust that is the equivalent of the dividends paid by the issuer on the securities loaned will not be eligible for qualified dividend income treatment. In general, distributions from trust preferred securities will not be eligible for a dividends received deduction nor constitute qualified dividend income while distributions from traditional preferred securities may be eligible for the dividends received deduction and constitute qualified dividend income. There can be no assurance as to what portion of the Trust's distributions will qualify for the dividends received deduction or constitute qualified dividend income.

         A dividend (whether paid in cash or reinvested in additional Trust shares) will not be treated as qualified dividend income (whether received by the Trust or paid by the Trust to a shareholder) if (1) the dividend is received with respect to any share held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend, (2) to the extent that the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, or (3) if the shareholder elects to have the dividend treated as investment income for purposes of the limitation on deductibility of investment interest.

         Distributions made from net capital gain, which is the excess of net long-term capital gains over net short-term capital losses ("capital gain dividends"), including capital gain dividends credited to a shareholder but retained by the Trust, are taxable to shareholders as long-term capital gains if they have been properly designated by the Trust, regardless of the length of time the shareholder has owned common shares of the Trust. The maximum U.S. federal income tax rate on net long-term capital gain of individuals is generally 15% (5% for individuals in lower brackets) for such gain realized before January 1, 2011. Unrecaptured Section 1250 gain distributions, if any, will be subject to a 25% U.S. federal incom tax rate. For non-corporate taxpayers, investment company taxable income (other than qualified dividend income) will currently be taxed at a maximum rate of 35%, while net capital gain generally will be taxed at a maximum U.S. federal income tax rate of 15%. For corporate taxpayers, both investment company taxable income and net capital gain are taxed at a maximum U.S. federal income tax rate of 35%.

         If, for any calendar year, the Trust's total distributions exceed both current earnings and profits and accumulated earnings and profits, the excess will generally be treated as a tax-free return of capital up to the amount of a shareholder's tax basis in the common shares. The amount treated as a tax-free return of capital will reduce a shareholder's tax basis in the common shares, thereby increasing such shareholder's potential gain or reducing his or her potential loss on the sale of the common shares. Any amounts distributed to a shareholder in excess of his or her tax basis in the common shares will be taxable to the shareholder as capital gain (assuming the common shares are held as a capital asset).

         Generally, not later than 60 days after the close of its taxable year, the Trust will provide its shareholders with a written notice designating the amount of any ordinary income dividends or capital gain dividends and other distributions.

         The sale or other disposition of common shares of the Trust (except in the case of a redemption where a shareholder's percentage stock interest is not meaningfully reduced) will generally result in capital gain or loss to shareholders. Generally, a shareholder's gain or loss will be long-term gain or loss, if the shares have been held for more than one year. Any loss upon the sale or exchange of Trust common shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain) by the shareholder. Any loss a shareholder realizes on a sale or exchange of common shares of the Trust will be disallowed if the shareholder acquires other common shares of the Trust (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the shareholder's sale or exchange of the common shares. In such case, the basis of the common shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gains of corporations at the rates applicable to ordinary income.

         Shareholders may be entitled to offset their capital gain distributions (but not distributions eligible for qualified dividend income treatment) with capital loss. There are a number of statutory provisions affecting when capital loss may be offset against capital gain, and limiting the use of loss from certain investments and activities. Accordingly, shareholders with capital loss are urged to consult their tax advisers.

         An investor should be aware that if Trust common shares are purchased shortly before the record date for any taxable distribution (including a capital gain dividend), the purchase price likely will reflect the value of the distribution and the investor then would receive a taxable distribution likely to reduce the trading value of such Trust common shares, in effect resulting in a taxable return of some of the purchase price.

         Certain types of income received by the Trust from real estate investment trusts ("REITs"), real estate mortgage investment conduits ("REMICs"), taxable mortgage pools or other investments may cause the Trust to designate some or all of its distributions as "excess inclusion income." To Trust shareholders, such excess inclusion income will (i) constitute taxable income as "unrelated business taxable income" ("UBTI") for those shareholders who would otherwise be tax-exempt, such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities,
(ii) not be offset against net operating losses for tax purposes, (iii) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries and (iv) cause the Trust to be subject to tax if certain "disqualified organizations," as defined by the Code (such as certain governments or governmental agencies and charitable remainder trusts), are Trust shareholders.

         Any loss realized by a shareholder on the sale of Trust common shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any capital gain distributions received by the shareholder (or amounts credited to the shareholder as an undistributed capital gain) with respect to such common shares.

         Dividends are taxable to shareholders even though they are reinvested in additional shares of the Trust.

         Ordinary income distributions and capital gain distributions also may be subject to state and local taxes. Shareholders are urged to consult their own tax advisers regarding specific questions about U.S. federal (including the application of the alternative minimum tax rules), state, local and foreign tax consequences to them of investing in the Trust.

         A shareholder that is a nonresident alien individual or a foreign corporation (a "foreign investor") generally will be subject to U.S. federal withholding tax at the rate of 30% (or possibly a lower rate provided by an applicable tax treaty) on ordinary income dividends (except as discussed below). Different tax consequences may result if the foreign investor is engaged in a trade or business in the United States or, in the case of an individual, is present in the United States for 183 days or more during a taxable year and certain other conditions are met. Foreign investors should consult their tax advisors regarding the tax consequences of investing in the Trust's common shares.

         In general, U.S. federal withholding tax will not apply to any gain or income realized by a foreign investor in respect of any distributions of net capital gain, exempt-interest dividends, or upon the sale or other disposition of common shares of the Trust.

         For taxable years of the Trust beginning before January 1, 2008, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Trust's "qualified net interest income" (generally, the Trust's U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Trust is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Trust's "qualified short-term capital gains" (generally, the excess of the Trust's net short-term capital gain over the Trust's long-term capital loss for such taxable year). Depending on its circumstances, however, the Trust may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign investor will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of common shares held through an intermediary, the intermediary may withhold even if the Trust designates the payment as qualified net interest income or qualified short-term capital gain. Foreign investors should contact their intermediaries with respect to the application of these rules to their accounts. There can be no assurance as to what portion of the Trust's distributions will qualify for favorable treatment as qualified net interest income or qualified short-term capital gains.


Backup Withholding

         The Trust is required in certain circumstances to withhold, for U.S. federal backup withholding purposes, on taxable dividends or distributions and certain other payments paid to non-corporate holders of the Trust's common shares who do not furnish the Trust with their correct taxpayer identification number (in the case of individuals, their social security number) and certain certifications, or who are otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld from payments made to a shareholder may be refunded or credited against such shareholder's U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

         The foregoing is a general summary of the provisions of the Code and the Treasury regulations in effect as they directly govern the taxation of the Trust and its shareholders. These provisions are subject to change by legislative or administrative action, and any such change may be retroactive. Ordinary income and capital gain dividends may also be subject to state and local taxes. Certain states exempt from state income taxation dividends paid by regulated investment companies which are derived from interest on U.S. Government obligations. State law varies as to whether dividend income attributable to U.S. Government obligations is exempt from state income tax. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal, state, local and foreign income or other taxes.


                                    EXPERTS

         The Statement of Assets and Liabilities of the Trust as of           ,
2007 appearing in this Statement of Additional Information and related Statements of Operations and Changes in Net Assets for the period from
        , 2007 (date of inception) to           , 2007 have been audited
by             , an independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and is included in reliance upon such report given upon the authority of such firm as
experts in accounting and auditing.                     , located at
                     , provides accounting and auditing services to the Trust.

                             ADDITIONAL INFORMATION

         A Registration Statement on Form N-2, including amendments thereto, relating to the shares offered hereby, has been filed by the Trust with the Securities and Exchange Commission (the "Commission"), Washington, D.C. The prospectus and this Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Trust and the shares offered hereby, reference is made to the Registration Statement. Statements contained in the prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference. A copy of the Registration Statement may be inspected without charge at the Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Commission upon the payment of certain fees prescribed by the Commission.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         To the Board of Trustees and Shareholder of BlackRock International Growth and Income Trust,

         We have audited the accompanying statement of assets and liabilities of BlackRock International Growth and Income Trust (the "Trust") as of
      , 2007 and the related statements of operations and changes in net assets
for the period from           , 2007 (date of inception) to             , 2007.
These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

         We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

         In our opinion, the financial statements referred to the above present fairly, in all material respects, the financial position of BlackRock
International Growth and Income Trust as of          , 2007, and the results of
its operations and the changes in its net assets for the period from
       , 2007 (date of inception) to             , 2007, in conformity with
accounting principles generally accepted in the United States of America.


           , 2007

                              FINANCIAL STATEMENTS

                BLACKROCK INTERNATIONAL GROWTH AND INCOME TRUST
                      STATEMENT OF ASSETS AND LIABILITIES
                                  (unaudited)
                                      , 2007

ASSETS:
Cash..........................................................................
LIABILITIES:
Payable for organization costs................................................
Net Assets....................................................................
Net assets were comprised of:
  Common stock at par (Note 1)................................................
  Paid-in capital in excess of par............................................
  Accumulated net investment loss.............................................
Net assets,           , 2007..................................................
Net asset value per common share:
Equivalent to          shares of common stock issued and outstanding,
  par value $0.001, unlimited shares authorized...............................

                       See Notes to Financial Statements.

                BLACKROCK INTERNATIONAL GROWTH AND INCOME TRUST
                            STATEMENT OF OPERATIONS
                                  (unaudited)
            For the period      , 2007 (date of inception) to      , 2007

Investment Income............................................................
Expenses
  Organization expenses......................................................
Net investment loss..........................................................


                       See Notes to Financial Statements.

                BLACKROCK INTERNATIONAL GROWTH AND INCOME TRUST
                       STATEMENT OF CHANGES IN NET ASSETS
                                  (unaudited)
         For the period         , 2007 (date of inception) to      , 2007

INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment loss............................................................
Net decrease in net assets resulting from operations...........................
Capital Share Transactions
Net proceeds from the issuance of common shares................................
  Total increase...............................................................
NET ASSETS
Beginning of period............................................................
End of period (including accumulated net investment loss of $         )........


                       See Notes to Financial Statements.

                         NOTES TO FINANCIAL STATEMENTS
                                  (unaudited)

Note 1. Organization

         BlackRock International Growth and Income Trust (the "Trust") was organized as a Delaware statutory trust on March 13 , 2007, and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust had no operations other than a sale
to BlackRock Funding, Inc. of       shares of common stock for $        ($
per share).

         Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust considers the risk of loss from such claims to be remote.

Investment Valuation: The Trust values most of its investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of the Trust's Board of Trustees (the "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value per share. Any investments or other assets for which such current market quotations are not readily available are valued at fair value ("Fair Valued Assets") as determined in good faith under procedures established by, and under the general supervision and responsibility, of the Trust's Board. The investment advisor and/or sub-advisor will submit their recommendations regarding the valuation and /or valuation methodologies for Fair Valued Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Valued Assets shall be subsequently reported to the Board.

         When determining the price for a Fair Valued Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

U.S. Federal Income Taxes: It is the Trust's intention to elect to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of its net income and net realized capital gains, if any, to shareholders. Therefore, no U.S. federal income tax or excise tax provisions have been recorded.

Estimates: The preparation of these financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Note 2. Agreements

         The Trust has entered into an Investment Management Agreement with BlackRock Advisors, LLC (the "Advisor"), a wholly owned subsidiary of BlackRock, Inc. BlackRock Capital Management, Inc., also a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor (the "Sub-advisor") to the Trust. BlackRock, Inc. may be presumed an affiliate of Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. The Trust will pay the Advisor
a monthly fee (the "Investment Management Fee") in an amount equal to        %
of the average daily value of the Trust's Net Assets. The investment management agreement covers both investment advisory and administration services.

         The Advisor pays the Sub-advisor fees for its sub-advisory services.

Note 3. Organization Expenses and Offering Costs

         Organization expenses of $         incurred by the Trust have been
expensed. Offering costs, estimated to be approximately $        , limited to
$       per share, will be charged to paid-in capital at the time common shares are sold.

                                   APPENDIX A
          GENERAL CHARACTERISTICS AND RISKS OF STRATEGIC TRANSACTIONS

         In order to manage the risk of its securities portfolio, or to enhance income or gain as described in the prospectus, the Trust will engage in Strategic Transactions. The Trust will engage in such activities in the Advisor's or Sub-Advisor's discretion, and may not necessarily be engaging in such activities when movements in interest rates that could affect the value of the assets of the Trust occur. The Trust's ability to pursue certain of these strategies may be limited by applicable regulations of the CFTC. Certain Strategic Transactions may give rise to taxable income.


Futures Contracts and Related Options

         Characteristics. The Trust may sell financial futures contracts or purchase put and call options on such futures as an offset against anticipated market movements. The sale of a futures contract creates an obligation by the Trust, as seller, to deliver the specific type of financial instrument called for in the contract at a specified future time for a specified price. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

         Margin Requirements. At the time a futures contract is purchased or sold, the Trust must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin that the Trust will pay may range from approximately 1% to approximately 5% of the value of the securities or commodities underlying the contract. In certain circumstances, however, such as periods of high volatility, the Trust may be required by an exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in case of "variation margin" may be required, a process known as "marking to the market." Transactions in listed options and futures are usually settled by entering into an offsetting transaction, and are subject to the risk that the position may not be able to be closed if no offsetting transaction can be arranged.

         Limitations on Use of Futures and Options on Futures. The Trust's use of futures and options on futures will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. The Trust currently may enter into such transactions without limit for bona fide strategic purposes, including risk management and duration management and other portfolio strategies. The Trust may also engage in transactions in futures contracts or related options for non-strategic purposes to enhance income or gain provided that the Trust will not enter into a futures contract or related option (except for closing transactions) for purposes other than bona fide strategic purposes, or risk management including duration management if, immediately thereafter, the sum of the amount of its initial deposits and premiums on open contracts and options would exceed 5% of the Trust's liquidation value, i.e., net assets (taken at current value); provided, however, that in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The above policies are non-fundamental and may be changed by the Trust's board of trustees at any time. Also, when required, an account of cash equivalents designated on the books and records will be maintained and marked to market on a daily basis in an amount equal to the market value of the contract.

         Segregation and Cover Requirements. Futures contracts, interest rate swaps, caps, floors and collars, short sales, reverse repurchase agreements and dollar rolls, and listed or OTC options on securities, indices and futures contracts sold by the Trust are generally subject to earmarking and coverage requirements of either the CFTC or the SEC, with the result that, if the Trust does not hold the security or futures contract underlying the instrument, the Trust will be required to designate on its books and records an ongoing basis, cash, U.S. government securities, or other liquid high grade debt obligations in an amount at least equal to the Trust's obligations with respect to such instruments.

         Such amounts fluctuate as the obligations increase or decrease. The earmarking requirement can result in the Trust maintaining securities positions it would otherwise liquidate, segregating assets at a time when it might be disadvantageous to do so or otherwise restrict portfolio management.

         Strategic Transactions Present Certain Risks. With respect to Strategic Transactions and risk management, the variable degree of correlation between price movements of strategic instruments and price movements in the position being offset create the possibility that losses using the strategy may be greater than gains in the value of the Trust's position. The same is true for such instruments entered into for income or gain. In addition, certain instruments and markets may not be liquid in all circumstances. As a result, in volatile markets, the Trust may not be able to close out a transaction without incurring losses substantially greater than the initial deposit. Although the contemplated use of these instruments predominantly for Strategic Transactions should tend to minimize the risk of loss due to a decline in the value of the position, at the same time they tend to limit any potential gain which might result from an increase in the value of such position. The ability of the Trust to successfully utilize Strategic Transactions will depend on the Advisor's and the Sub-Advisor's ability to predict pertinent market movements and sufficient correlations, which cannot be assured. Finally, the daily deposit requirements in futures contracts that the Trust has sold create an ongoing greater potential financial risk than do options transactions, where the exposure is limited to the cost of the initial premium. Losses due to the use of Strategic Transactions will reduce net asset value.

         Regulatory Considerations. The Trust has claimed an exclusion from the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

                                   APPENDIX B
                      PROXY VOTING POLICIES AND PROCEDURES

         These Proxy Voting Policies and Procedures ("Policy") for BlackRock Advisors, LLC and its affiliated U.S. registered investment advisers(1) ("BlackRock") reflect our duty as a fiduciary under the Investment Advisers Act of 1940 (the "Advisers Act") to vote proxies in the best interests of our clients. BlackRock serves as the investment manager for investment companies, other commingled investment vehicles and/or separate accounts of institutional and other clients. The right to vote proxies for securities held in such accounts belongs to BlackRock's clients. Certain clients of BlackRock have retained the right to vote such proxies in general or in specific circumstances.(2) Other clients, however, have delegated to BlackRock the right to vote proxies for securities held in their accounts as part of BlackRock's authority to manage, acquire and dispose of account assets.

         When BlackRock votes proxies for a client that has delegated to BlackRock proxy voting authority, BlackRock acts as the client's agent. Under the Advisers Act, an investment adviser is a fiduciary that owes each of its clients a duty of care and loyalty with respect to all services the adviser undertakes on the client's behalf, including proxy voting. BlackRock is therefore subject to a fiduciary duty to vote proxies in a manner BlackRock believes is consistent with the client's best interests,(3) whether or not the client's proxy voting is subject to the fiduciary standards of the Employee Retirement Income Security Act of 1974 ("ERISA").(4) When voting proxies for client accounts (including investment companies), BlackRock's primary objective is to make voting decisions solely in the best interests of clients and ERISA clients' plan beneficiaries and participants. In fulfilling its obligations to clients, BlackRock will seek to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts.(5) It is imperative that BlackRock considers the interests of its clients, and not the interests of BlackRock, when voting proxies and that real (or perceived) material conflicts that may arise between BlackRock's interest and those of BlackRock's clients are properly addressed and resolved.

         Advisers Act Rule 206(4)-6 was adopted by the SEC in 2003 and requires, among other things, that an investment adviser that exercises voting authority over clients' proxy voting adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients, discloses to its clients information about those policies and procedures and also discloses to clients how they may obtain information on how the adviser has voted their proxies.

______________

(1) The Policy does not apply to BlackRock Asset Management U.K. Limited and BlackRock Investment Managers International Limited, which are U.S. registered investment advisers based in the United Kingdom.

(2) In certain situations, a client may direct BlackRock to vote in accordance with the client's proxy voting policies. In these situations, BlackRock will seek to comply with such policies to the extent it would not be inconsistent with other BlackRock legal responsibilities.

(3) Letter from Harvey L. Pitt, Chairman, SEC, to John P.M. Higgins, President, Ram Trust Services (February 12, 2002) (Section 206 of the Investment Advisers Act imposes a fiduciary responsibility to vote proxies fairly and in the best interests of clients); SEC Release No. IA-2106 (February 3, 2003).

(4) DOL Interpretative Bulletin of Sections 402, 403 and 404 of ERISA at 29 C.F.R. 2509.94-2.

(5) Other considerations, such as social, labor, environmental or other policies, may be of interest to particular clients. While BlackRock is cognizant of the importance of such considerations, when voting proxies it will generally take such matters into account only to the extent that they have a direct bearing on the economic value of the underlying securities. To the extent that a BlackRock client desires to pursue a particular social, labor, environmental or other agenda through the proxy votes made for its securities held through BlackRock as investment adviser, BlackRock encourages the client to consider retaining direct proxy voting authority or to appoint independently a special proxy voting fiduciary other than BlackRock.

         In light of such fiduciary duties, the requirements of Rule 206(4)-6, and given the complexity of the issues that may be raised in connection with proxy votes, BlackRock has adopted these policies and procedures. BlackRock's Equity Investment Policy Oversight Committee, or a sub-committee thereof (the "Committee"), addresses proxy voting issues on behalf of BlackRock and its clients.(6) The Committee is comprised of senior members of BlackRock's Portfolio Management Group and advised by BlackRock's Legal and Compliance Department.

I.       Scope of Committee Responsibilities

         The Committee shall have the responsibility for determining how to address proxy votes made on behalf of all BlackRock clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In so doing, the Committee shall seek to ensure that proxy votes are made in the best interests of clients, and that proxy votes are determined in a manner free from unwarranted or inappropriate influences. The Committee shall also oversee the overall administration of proxy voting for BlackRock accounts.(7)

         The Committee shall establish BlackRock's proxy voting guidelines, with such advice, participation and research as the Committee deems appropriate from portfolio managers, proxy voting services or other knowledgeable interested parties. As it is anticipated that there will not necessarily be a "right" way to vote proxies on any given issue applicable to all facts and circumstances, the Committee shall also be responsible for determining how the proxy voting guidelines will be applied to specific proxy votes, in light of each issuer's unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternative actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated guidelines.

         The Committee may determine that the subject matter of certain proxy issues are not suitable for general voting guidelines and requires a case-by-case determination, in which case the Committee may elect not to adopt a specific voting guideline applicable to such issues. BlackRock believes that certain proxy voting issues--such as approval of mergers and other significant corporate transactions--require investment analysis akin to investment decisions, and are therefore not suitable for general guidelines. The Committee may elect to adopt a common BlackRock position on certain proxy votes that are akin to investment decisions, or determine to permit portfolio managers to make individual decisions on how best to maximize economic value for the accounts for which they are responsible (similar to normal buy/sell investment decisions made by such portfolio managers).(8)

         While it is expected that BlackRock, as a fiduciary, will generally seek to vote proxies over which BlackRock exercises voting authority in a uniform manner for all BlackRock clients, the Committee, in conjunction with the portfolio manager of an account, may determine that the specific circumstances of such account require that such account's proxies be voted differently due to such account's investment objective or other factors that differentiate it from other accounts. In addition, on proxy votes that are akin to investment decisions, BlackRock believes portfolio managers may from time to time legitimately reach differing but equally valid views, as fiduciaries for BlackRock's clients, on how best to maximize economic value in respect of a particular investment.

________________

(6) Subject to the Proxy Voting Policies of Merrill Lynch Bank & Trust Company FSB, the Committee may also function jointly as the Proxy Voting Committee for Merrill Lynch Bank & Trust Company FSB trust accounts managed by personnel dually-employed by BlackRock.

(7) The Committee may delegate day-to-day administrative responsibilities to other BlackRock personnel and/or outside service providers, as appropriate.

(8) The Committee will normally defer to portfolio managers on proxy votes that are akin to investment decisions except for proxy votes that involve a material conflict of interest, in which case it will determine, in its discretion, the appropriate voting process so as to address such conflict.

         The Committee will also be responsible for ensuring the maintenance of records of each proxy vote, as required by Advisers Act Rule 204-2.(9)

_________________

(9) The Committee may delegate the actual maintenance of such records to an outside service provider. Currently, the Committee has delegated the maintenance of such records to Institutional Shareholder Services.


All records will be maintained in accordance with applicable law. Except as may be required by applicable legal requirements, or as otherwise set forth herein, the Committee's determinations and records shall be treated as proprietary, nonpublic and confidential.

         The Committee shall be assisted by other BlackRock personnel, as may be appropriate. In particular, the Committee has delegated to the BlackRock Operations Department responsibility for monitoring corporate actions and ensuring that proxy votes are submitted in a timely fashion. The Operations Department shall ensure that proxy voting issues are promptly brought to the Committee's attention and that the Committee's proxy voting decisions are appropriately disseminated and implemented.

         To assist BlackRock in voting proxies, the Committee may retain the services of a firm providing such services. BlackRock has currently retained Institutional Shareholder Services ("ISS") in that role. ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to BlackRock may include, but are not limited to, in-depth research, voting recommendations (which the Committee is not obligated to follow), vote execution, and recordkeeping.

II.      Special Circumstances

         Routine Consents. BlackRock may be asked from time to time to consent to an amendment to, or grant a waiver under, a loan agreement, partnership agreement, indenture or other governing document of a specific financial instrument held by BlackRock clients. BlackRock will generally treat such requests for consents not as "proxies" subject to these Proxy Voting Policies and Procedures but as investment matters to be dealt with by the responsible BlackRock investment professionals would, provided that such consents (i) do not relate to the election of a board of directors or appointment of auditors of a public company, and (ii) either (A) would not otherwise materially affect the structure, management or control of a public company, or (B) relate to a company in which BlackRock clients hold only interests in bank loans or debt securities and are consistent with customary standards and practices for such instruments.

         Securities on Loan. Registered investment companies that are advised by BlackRock as well as certain of our advisory clients may participate in securities lending programs. Under most securities lending arrangements, securities on loan may not be voted by the lender (unless the loan is recalled). BlackRock believes that each client has the right to determine whether participating in a securities lending program enhances returns, to contract with the securities lending agent of its choice and to structure a securities lending program, through its lending agent, that balances any tension between loaning and voting securities in a matter that satisfies such client. If client has decided to participate in a securities lending program, BlackRock will therefore defer to the client's determination and not attempt to seek recalls solely for the purpose of voting routine proxies as this could impact the returns received from securities lending and make the client a less desirable lender in a marketplace. Where a client retains a lending agent that is unaffiliated with BlackRock, BlackRock will generally not seek to vote proxies relating to securities on loan because BlackRock does not have a contractual right to recall such loaned securities for the purpose of voting proxies. Where BlackRock or an affiliate acts as the lending agent, BlackRock will also generally not seek to recall loaned securities for proxy voting purposes, unless the portfolio manager responsible for the account or the Committee determines that voting the proxy is in the client's best interest and requests that the security be recalled.

         Voting Proxies for Non-US Companies. While the proxy voting process is well established in the United States, voting proxies of non-US companies frequently involves logistical issues which can affect BlackRock's ability to vote such proxies, as well as the desirability of voting such proxies. These issues include (but are not limited to): (i) untimely notice of shareholder meetings, (ii) restrictions on a foreigner's ability to exercise votes, (iii) requirements to vote proxies in person, (iv) "shareblocking" (requirements that investors who exercise their voting rights surrender the right to dispose of their holdings for some specified period in proximity to the shareholder meeting), (v) potential difficulties in translating the proxy, and (vi) requirements to provide local agents with unrestricted powers of attorney to facilitate voting instructions.

         As a consequence, BlackRock votes proxies of non-US companies only on a "best-efforts" basis. In addition, the Committee may determine that it is generally in the best interests of BlackRock clients not to vote proxies of companies in certain countries if the Committee determines that the costs (including but not limited to opportunity costs associated with shareblocking constraints) associated with exercising a vote generally are expected to outweigh the benefit the client will derive by voting on the issuer's proposal. If the Committee so determines in the case of a particular country, the Committee (upon advice from BlackRock portfolio managers) may override such determination with respect to a particular issuer's shareholder meeting if the Committee believes the benefits of seeking to exercise a vote at such meeting outweighs the costs, in which case BlackRock will seek to vote on a best-efforts basis.

         Securities Sold After Record Date. With respect to votes in connection with securities held on a particular record date but sold from a client account prior to the holding of the related meeting, BlackRock may take no action on proposals to be voted on in such meeting.

         Conflicts of Interest. From time to time, BlackRock may be required to vote proxies in respect of an issuer that is an affiliate of BlackRock (a "BlackRock Affiliate"), or a money management or other client of BlackRock (a "BlackRock Client").(10)

______________
(10) Such issuers may include investment companies for which BlackRock provides investment advisory, administrative and/or other services.


In such event, provided that the Committee is aware of the real or potential conflict, the following procedures apply:

     o The Committee intends to adhere to the voting guidelines set forth herein for all proxy issues including matters involving BlackRock Affiliates and BlackRock Clients. The Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of BlackRock's clients; and

     o if the Committee determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Committee shall determine how to vote the proxy after consulting with the BlackRock Legal and Compliance Department and concluding that the vote cast is in the client's best interest notwithstanding the conflict.

III.  Voting Guidelines

         The Committee has determined that it is appropriate and in the best interests of BlackRock's clients to adopt the following voting guidelines, which represent the Committee's usual voting position on certain recurring proxy issues that are not expected to involve unusual circumstances. With respect to any particular proxy issue, however, the Committee may elect to vote differently than a voting guideline if the Committee determines that doing so is, in the Committee's judgment, in the best interest of its clients. The guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

A.  Boards of Directors

         These proposals concern those issues submitted to shareholders relating to the composition of the Board of Directors of companies other than investment companies. As a general matter, the Committee believes that a company's Board of Directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company's business and prospects, and is therefore best-positioned to set corporate policy and oversee management. The Committee therefore believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a Director nominee's history of representing shareholder interests as a director of other companies, or other factors to the extent the Committee deems relevant.

         The Committee's general policy is to vote:

#        VOTE and DESCRIPTION
-        --------------------

A.1 FOR nominees for director of United States companies in uncontested elections, except for nominees who

           o have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting(s) due to illness or company business
           o   voted to implement or renew a "dead-hand" poison pill
           o ignored a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years
           o failed to act on takeover offers where the majority of the shareholders have tendered their shares
           o are corporate insiders who serve on the audit, compensation or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
           o on a case-by-case basis, have served as directors of other companies with allegedly poor corporate governance
           o   sit on more than six boards of public companies

A.2 FOR nominees for directors of non-U.S. companies in uncontested elections, except for nominees from whom the Committee determines to withhold votes due to the nominees' poor records of representing shareholder interests, on a case-by-case basis
A.3 FOR proposals to declassify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.4 AGAINST proposals to classify Boards of Directors, except where there exists a legitimate purpose for classifying boards
A.5      AGAINST proposals supporting cumulative voting
A.6      FOR proposals eliminating cumulative voting
A.7      FOR proposals supporting confidential voting
A.8      FOR proposals seeking election of supervisory board members
A.9 AGAINST shareholder proposals seeking additional representation of women and/or minorities generally (i.e., not specific individuals) to a Board of Directors
A.10     AGAINST shareholder proposals for term limits for directors
A.11 FOR shareholder proposals to establish a mandatory retirement age for directors who attain the age of 72 or older
A.12 AGAINST shareholder proposals requiring directors to own a minimum amount of company stock
A.13 FOR proposals requiring a majority of independent directors on a Board of Directors
A.14 FOR proposals to allow a Board of Directors to delegate powers to a committee or committees
A.15 FOR proposals to require audit, compensation and/or nominating committees of a Board of Directors to consist exclusively of independent directors
A.16 AGAINST shareholder proposals seeking to prohibit a single person from occupying the roles of chairman and chief executive officer
A.17     FOR proposals to elect account inspectors
A.18 FOR proposals to fix the membership of a Board of Directors at a specified size
A.19 FOR proposals permitting shareholder ability to nominate directors directly
A.20 AGAINST proposals to eliminate shareholder ability to nominate directors directly
A.21 FOR proposals permitting shareholder ability to remove directors directly
A.22 AGAINST proposals to eliminate shareholder ability to remove directors directly

B.  Auditors

         These proposals concern those issues submitted to shareholders related to the selection of auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation's choice of auditor, in individual cases, the Committee may look at an auditors' history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.

         The Committee's general policy is to vote:

B.1      FOR approval of independent auditors, except for

           o auditors that have a financial interest in, or material association with, the company they are auditing, and are therefore believed by the Committee not to be independent
           o   auditors who have rendered an opinion to any company which in the Committee's opinion is either not consistent with best accounting practices or not indicative of the company's financial situation
           o on a case-by-case basis, auditors who in the Committee's opinion provide a significant amount of non-audit services to the company
B.2 FOR proposals seeking authorization to fix the remuneration of auditors
B.3      FOR approving internal statutory auditors
B.4 FOR proposals for audit firm rotation, except for proposals that would require rotation after a period of less than 5 years

C.  Compensation and Benefits

         These proposals concern those issues submitted to shareholders related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of a company's compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by a corporation's board of directors, rather than shareholders. Proposals to "micro-manage" a company's compensation practices or to set arbitrary restrictions on compensation or benefits will therefore generally not be supported.

         The Committee's general policy is to vote:

C.1 IN ACCORDANCE WITH THE RECOMMENDATION OF ISS on compensation plans if the ISS recommendation is based solely on whether or not the company's plan satisfies the allowable cap as calculated by ISS. If the recommendation of ISS is based on factors other than whether the plan satisfies the allowable cap the Committee will analyze the particular proposed plan. This policy applies to amendments of plans as well as to initial approvals.
C.2      FOR proposals to eliminate retirement benefits for outside directors
C.3 AGAINST proposals to establish retirement benefits for outside directors
C.4 FOR proposals approving the remuneration of directors or of supervisory board members
C.5      AGAINST proposals to reprice stock options
C.6 FOR proposals to approve employee stock purchase plans that apply to all employees. This policy applies to proposals to amend ESPPs if the plan as amended applies to all employees.
C.7 FOR proposals to pay retirement bonuses to directors of Japanese companies unless the directors have served less than three years
C.8      AGAINST proposals seeking to pay outside directors only in stock
C.9 FOR proposals seeking further disclosure of executive pay or requiring companies to report on their supplemental executive retirement benefits
C.10 AGAINST proposals to ban all future stock or stock option grants to executives
C.11 AGAINST option plans or grants that apply to directors or employees of "related companies" without adequate disclosure of the corporate relationship and justification of the option policy
C.12 FOR proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation

D.  Capital Structure

         These proposals relate to various requests, principally from management, for approval of amendments that would alter the capital structure of a company, such as an increase in authorized shares. As a general matter, the Committee will support requests that it believes enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.

         The Committee's general policy is to vote:

D.1 AGAINST proposals seeking authorization to issue shares without preemptive rights except for issuances up to 10% of a non-US company's total outstanding capital
D.2 FOR management proposals seeking preemptive rights or seeking authorization to issue shares with preemptive rights
D.3      FOR management proposals approving share repurchase programs

D.4      FOR management proposals to split a company's stock
D.5 FOR management proposals to denominate or authorize denomination of securities or other obligations or assets in Euros
D.6 FOR proposals requiring a company to expense stock options (unless the company has already publicly committed to do so by a certain date).

E.  Corporate Charter and By-Laws

         These proposals relate to various requests for approval of amendments to a corporation's charter or by-laws, principally for the purpose of adopting or redeeming "poison pills". As a general matter, the Committee opposes poison pill provisions.

         The Committee's general policy is to vote:

E.1      AGAINST proposals seeking to adopt a poison pill
E.2      FOR proposals seeking to redeem a poison pill
E.3 FOR proposals seeking to have poison pills submitted to shareholders for ratification
E.4      FOR management proposals to change the company's name

F.  Corporate Meetings

         These are routine proposals relating to various requests regarding the formalities of corporate meetings.

         The Committee's general policy is to vote:

F.1 AGAINST proposals that seek authority to act on "any other business that may arise"
F.2 FOR proposals designating two shareholders to keep minutes of the meeting
F.3 FOR proposals concerning accepting or approving financial statements and statutory reports
F.4 FOR proposals approving the discharge of management and the supervisory board
F.5      FOR proposals approving the allocation of income and the dividend
F.6 FOR proposals seeking authorization to file required documents/other formalities
F.7 FOR proposals to authorize the corporate board to ratify and execute approved resolutions
F.8      FOR proposals appointing inspectors of elections
F.9      FOR proposals electing a chair of the meeting
F.10 FOR proposals to permit "virtual" shareholder meetings over the Internet
F.11     AGAINST proposals to require rotating sites for shareholder meetings

G.  Investment Companies

         These proposals relate to proxy issues that are associated solely with holdings of shares of investment companies, including, but not limited to, investment companies for which BlackRock provides investment advisory, administrative and/or other services. As with other types of companies, the Committee believes that a fund's Board of Directors (rather than its shareholders) is best-positioned to set fund policy and oversee management. However, the Committee opposes granting Boards of Directors authority over certain matters, such as changes to a fund's investment objective, that the Investment Company Act of 1940 envisions will be approved directly by shareholders.

         The Committee's general policy is to vote:

G.1 FOR nominees for director of mutual funds in uncontested elections, except for nominees who
           o have missed at least two meetings and, as a result, attended less than 75% of meetings of the Board of Directors and its committees the previous year, unless the nominee missed the meeting due to illness or fund business
           o ignore a shareholder proposal that was approved by either a majority of the shares outstanding in any year or by the majority of votes cast for two consecutive years
           o are interested directors who serve on the audit or nominating committees or on a full Board that does not have such committees composed exclusively of independent directors
           o on a case-by-case basis, have served as directors of companies with allegedly poor corporate governance

G.2      FOR the establishment of new series or classes of shares
G.3 AGAINST proposals to change a fund's investment objective to nonfundamental
G.4 FOR proposals to establish a master-feeder structure or authorizing the Board to approve a master-feeder structure without a further shareholder vote
G.5 AGAINST a shareholder proposal for the establishment of a director ownership requirement
G.6      FOR classified boards of closed-end investment companies

H.  Environmental and Social Issues

         These are shareholder proposals to limit corporate conduct in some manner that relates to the shareholder's environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for the discussion of larger social issues, and opposes shareholder resolutions "micromanaging" corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

         The Committee's general policy is to vote:

H.1 AGAINST proposals seeking to have companies adopt international codes of conduct
H.2 AGAINST proposals seeking to have companies provide non-required reports on:
           o   environmental liabilities;
           o   bank lending policies;
           o   corporate political contributions or activities;
           o alcohol advertising and efforts to discourage drinking by minors;
           o   costs and risk of doing business in any individual country;
           o   involvement in nuclear defense systems
H.3 AGAINST proposals requesting reports on Maquiladora operations or on CERES principles
H.4      AGAINST proposals seeking implementation of the CERES principles

                               Notice to Clients
                               -----------------

         BlackRock will make records of any proxy vote it has made on behalf of a client available to such client upon request.(11) BlackRock will use its best efforts to treat proxy votes of clients as confidential, except as it may decide to best serve its clients' interests or as may be necessary to effect such votes or as may be required by law.

         BlackRock encourage clients with an interest in particular proxy voting issues to make their views known to BlackRock, provided that, in the absence of specific written direction from a client on how to vote that client's proxies, BlackRock reserves the right to vote any proxy in a manner it deems in the best interests of its clients, as it determines in its sole discretion.

         These policies are as of the date indicated on the cover hereof. The Committee may subsequently amend these policies at any time, without notice.

______________
(11) Such request may be made to the client's portfolio or relationship manager or addressed in writing to Secretary, BlackRock Equity Investment Policy Oversight Committee, Legal and Compliance Department, BlackRock Inc., 40 East 52nd Street, New York, New York 10022.

                                     PART C
                               OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)      Financial Statements

         Part A--None.

         Part B--Statement of Assets and Liabilities.

(2)      Exhibits

(a)           Agreement and Declaration of Trust.(1)
(b)           By-Laws.(1)
(c)           Inapplicable.
(d)           Form of Specimen Certificate.(2)
(e)           Form of Dividend Reinvestment Plan.(2)
(f)           Inapplicable.
(g)(1)        Form of Investment Management Agreement.(2)
   (2)        Form of Sub-Investment Advisory Agreement.(2)
(h)           Form of Underwriting Agreement.(2)
(i) Form of the BlackRock Closed-End Funds Amended and Restated Deferred Compensation Plan.(2)
(j)           Form of Custody Agreement.(2)
(k)           Form of Stock Transfer Agency Agreement.(2)
(l)           Opinion and Consent of Counsel to the Trust.(2)
(m)           Inapplicable.
(n)           Independent Registered Public Accounting Firm Consent.(2)
(o)           Inapplicable.
(p)           Subscription Agreement.(2)
(q)           Inapplicable.
(r)(1)        Code of Ethics of the Trust.(2)
   (2)        Code of Ethics of the Advisor and Sub-Advisor.(2)
(s)           Power of Attorney.(2)

_______________
(1)      Filed herewith.
(2)      To be filed by amendment.


Item 26. Marketing Arrangements

         Reference is made to the Form of Purchase Agreement for the Registrant's common shares to be filed by amendment to this registration statement.

Item 27. Other Expenses of Issuance and Distribution

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this registration statement:

Registration fees.....................................................  $
NYSE listing fee......................................................
Printing (other than certificates)....................................
Engraving and printing certificates...................................
Accounting fees and expenses related to the offering..................
Legal fees and expenses related to the offering.......................
NASD fee..............................................................
Miscellaneous (i.e. travel) related to the offering...................
Total.................................................................  $

Item 28. Persons Controlled by or under Common Control with the Registrant

         None.

Item 29. Number of Holders of Shares

         As of           , 2007.

                                                                       Record
                                                                    Number of
Title of Class                                                        holders
--------------                                                        -------
Common Shares....................................................

Item 30. Indemnification

         Article V of the Registrant's Agreement and Declaration of Trust provides as follows:

5.1 No Personal Liability of Shareholders, Trustees, etc. No Shareholder of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. Shareholders shall have the same limitation of personal liability as is extended to stockholders of a private corporation for profit incorporated under the Delaware General Corporation Law. No Trustee or officer of the Trust shall be subject in such capacity to any personal liability whatsoever to any Person, save only liability to the Trust or its Shareholders arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and, subject to the foregoing exception, all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee or officer, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability, subject to the foregoing exception, he shall not, on account thereof, be held to any personal liability. Any repeal or modification of this Section 5.1 shall not adversely affect any right or protection of a Trustee or officer of the Trust existing at the time of such repeal or modification with respect to acts or omissions occurring prior to such repeal or modification.

5.2 Mandatory Indemnification (a) The Trust hereby agrees to indemnify each person who at any time serves as a Trustee or officer of the Trust (each such person being an "indemnitee") against any liabilities and expenses, including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and reasonable counsel fees reasonably incurred by such indemnitee in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which he may be or may have been involved as a party or otherwise or with which he may be or may have been threatened, while acting in any capacity set forth in this Article V by reason of his having acted in any such capacity, except with respect to any matter as to which he shall not have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or, in the case of any criminal proceeding, as to which he shall have had reasonable cause to believe that the conduct was unlawful, provided, however, that no indemnitee shall be indemnified hereunder against any liability to any person or any expense of such indemnitee arising by reason of (i) willful misfeasance, (ii) bad faith, (iii) gross negligence, or (iv) reckless disregard of the duties involved in the conduct of his position (the conduct referred to in such clauses (i) through (iv) being sometimes referred to herein as "disabling conduct"). Notwithstanding the foregoing, with respect to any action, suit or other proceeding voluntarily prosecuted by any indemnitee as plaintiff, indemnification shall be mandatory only if the prosecution of such action, suit or other proceeding by such indemnitee (1) was authorized by a majority of the Trustees or (2) was instituted by the indemnitee to enforce his or her rights to indemnification hereunder in a case in which the indemnitee is found to be entitled to such indemnification. The rights to indemnification set forth in this Declaration shall continue as to a person who has ceased to be a Trustee or officer of the Trust and shall inure to the benefit of his or her heirs, executors and personal and legal representatives. No amendment or restatement of this Declaration or repeal of any of its provisions shall limit or eliminate any of the benefits provided to any person who at any time is or was a Trustee or officer of the Trust or otherwise entitled to indemnification hereunder in respect of any act or omission that occurred prior to such amendment, restatement or repeal.

         (b) Notwithstanding the foregoing, no indemnification shall be made hereunder unless there has been a determination (i) by a final decision on the merits by a court or other body of competent jurisdiction before whom the issue of entitlement to indemnification hereunder was brought that such indemnitee is entitled to indemnification hereunder or, (ii) in the absence of such a decision, by (1) a majority vote of a quorum of those Trustees who are neither "interested persons" of the Trust (as defined in Section 2(a)(19) of the Investment Company Act) nor parties to the proceeding ("Disinterested Non-Party Trustees"), that the indemnitee is entitled to indemnification hereunder, or
(2) if such quorum is not obtainable or even if obtainable, if such majority so directs, independent legal counsel in a written opinion concludes that the indemnitee should be entitled to indemnification hereunder. All determinations to make advance payments in connection with the expense of defending any proceeding shall be authorized and made in accordance with the immediately succeeding paragraph (c) below.

         (c) The Trust shall make advance payments in connection with the expenses of defending any action with respect to which indemnification might be sought hereunder if the Trust receives a written affirmation by the indemnitee of the indemnitee's good faith belief that the standards of conduct necessary for indemnification have been met and a written undertaking to reimburse the Trust unless it is subsequently determined that the indemnitee is entitled to such indemnification and if a majority of the Trustees determine that the applicable standards of conduct necessary for indemnification appear to have been met. In addition, at least one of the following conditions must be met:
(i) the indemnitee shall provide adequate security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the Disinterested Non-Party Trustees, or if a majority vote of such quorum so direct, independent legal counsel in a written opinion, shall conclude, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is substantial reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (d) The rights accruing to any indemnitee under these provisions shall not exclude any other right which any person may have or hereafter acquire under this Declaration, the By-Laws of the Trust, any statute, agreement, vote of stockholders or Trustees who are "disinterested persons" (as defined in Section 2(a)(19) of the Investment Company Act) or any other right to which he or she may be lawfully entitled.

         (e)Subject to any limitations provided by the 1940 Act and this Declaration, the Trust shall have the power and authority to indemnify and provide for the advance payment of expenses to employees, agents and other Persons providing services to the Trust or serving in any capacity at the request of the Trust to the full extent corporations organized under the Delaware General Corporation Law may indemnify or provide for the advance payment of expenses for such Persons, provided that such indemnification has been approved by a majority of the Trustees.

5.3 No Bond Required of Trustees. No Trustee shall, as such, be obligated to give any bond or other security for the performance of any of his duties hereunder.

5.4 No Duty of Investigation; Notice in Trust Instruments, etc. No purchaser, lender, transfer agent or other person dealing with the Trustees or with any officer, employee or agent of the Trust shall be bound to make any inquiry concerning the validity of any transaction purporting to be made by the Trustees or by said officer, employee or agent or be liable for the application of money or property paid, loaned, or delivered to or on the order of the Trustees or of said officer, employee or agent. Every obligation, contract, undertaking, instrument, certificate, Share, other security of the Trust, and every other act or thing whatsoever executed in connection with the Trust shall be conclusively taken to have been executed or done by the executors thereof only in their capacity as Trustees under this Declaration or in their capacity as officers, employees or agents of the Trust. The Trustees may maintain insurance for the protection of the Trust Property, its Shareholders, Trustees, officers, employees and agents in such amount as the Trustees shall deem adequate to cover possible tort liability, and such other insurance as the Trustees in their sole judgment shall deem advisable or is required by the Investment Company Act.

5.5 Reliance on Experts, etc. Each Trustee and officer or employee of the Trust shall, in the performance of its duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of the Trust's officers or employees or by any advisor, administrator, manager, distributor, selected dealer, accountant, appraiser or other expert or consultant selected with reasonable care by the Trustees, officers or employees of the Trust, regardless of whether such counsel or expert may also be a Trustee.

         Insofar as indemnification for liabilities arising under the Act, may be terminated to Trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue. Reference is made to Article 6 of the purchase agreement attached as Exhibit (h), which is incorporated herein by reference.

Item 31. Business and Other Connections of Investment Advisor

         Not Applicable

Item 32. Location of Accounts and Records

         The Registrant's accounts, books and other documents are currently located at the offices of the Registrant, c/o BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 and at the offices of the Registrant's Sub-Advisor, Custodian and Transfer Agent.

Item 33. Management Services

         Not Applicable

Item 34. Undertakings

         (1) The Registrant hereby undertakes to suspend the offering of its units until it amends its prospectus if (a) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement or (b) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         (2) Not applicable

         (3) Not applicable

         (4) Not applicable

         (5) (a) For the purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497 (h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

         (b) For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

         (6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 16th day of March, 2007.



                                               /s/ Anne F. Ackerley
                                               --------------------
                                                   Anne F. Ackerley

                                         Sole Initial Trustee, President,
                                             Chief Executive Officer
                                         and Principal Financial Officer


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities set forth below on the 16th day of March, 2007.

                       Name                 Title
                       ----                 -----
               /s/ Anne F. Ackerley         Sole Initial Trustee, President,
               --------------------         Chief Executive Officer
                 Anne F. Ackerley           and Principal Financial Officer

                               INDEX TO EXHIBITS

Ex. 99.(a)       Agreement and Declaration of Trust
Ex. 99.(b)       By-Laws